JOHN HANCOCK TRUST
601 Congress Street, Boston, Massachusetts 02210

John Hancock Trust (“JHT”) is an open-end management investment company, commonly known as a mutual fund. Shares of JHT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. JHT provides a range of investment objectives through 121 separate investment portfolios or funds (each a “Fund,” collectively “Funds”). The following Funds are described in this Prospectus:

ACTIVE BOND TRUST
AMERICAN ASSET ALLOCATION TRUST
AMERICAN BOND TRUST
AMERICAN FUNDAMENTAL HOLDINGS TRUST
AMERICAN GLOBAL DIVERSIFICATION TRUST
AMERICAN GLOBAL GROWTH TRUST
AMERICAN GLOBAL SMALL CAPITALIZATION TRUST
AMERICAN GROWTH TRUST
AMERICAN GROWTH-INCOME TRUST
AMERICAN HIGH-INCOME BOND TRUST
AMERICAN INTERNATIONAL TRUST
AMERICAN NEW WORLD TRUST
BLUE CHIP GROWTH TRUST
CLASSIC VALUE TRUST
CORE EQUITY TRUST
EQUITY-INCOME TRUST
FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST
FUNDAMENTAL VALUE TRUST
GLOBAL ALLOCATION TRUST
GLOBAL BOND TRUST
INDEX ALLOCATION TRUST
INTERNATIONAL VALUE TRUST
INVESTMENT QUALITY BOND TRUST
LIFESTYLE BALANCED TRUST
LIFESTYLE CONSERVATIVE TRUST
LIFESTYLE GROWTH TRUST
LIFESTYLE MODERATE TRUST
MONEY MARKET TRUST
STRATEGIC BOND TRUST
STRATEGIC INCOME TRUST
U.S. LARGE CAP TRUST

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by JHT, the adviser or any subadvisers to the Funds or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHT in any state where such offer or sale would be prohibited.

Prospectus dated April 28, 2008

JOHN HANCOCK TRUST

CONTENTS

FUND DESCRIPTIONS: INVESTMENT OBJECTIVES AND STRATEGIES, RISKS AND PERFORMANCE	1
Fund Annual Expenses	2
Examples of Expenses for Each Fund	5

Large Cap Funds
Blue Chip Growth Trust	7
Classic Value Trust	8
Core Equity Trust	10
Equity-Income Trust	11
Fundamental Value Trust	12
U.S. Large Cap Trust	14

International Funds
International Value Trust	16

Fixed-Income Funds
Active Bond Trust	18
Global Bond Trust	19
Investment Quality Bond Trust	21
Money Market Trust	22
Strategic Bond Trust	24
Strategic Income Trust	26

Hybrid Funds
Global Allocation Trust	28

Funds of Funds
American Fundamental Holdings Trust	30
American Global Diversification Trust	31
Franklin Templeton Founding Allocation Trust	32
Index Allocation Trust	32
Lifestyle Balanced Trust	34
Lifestyle Conservative Trust	36
Lifestyle Growth Trust	37
Lifestyle Moderate Trust	39

American Feeder Funds
American Asset Allocation Trust	43
American Bond Trust	44
American Global Growth Trust	45
American Global Small Capitalization Trust	46
American Growth Trust	47
American Growth-Income Trust	48
American High-Income Bond Trust	49
American International Trust	50
American New World Trust	50
OTHER PERMITTED INVESTMENTS BY THE FUND OF FUNDS	53
ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’ PRINCIPAL RISKS AND INVESTMENT POLICIES	54
ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL RISKS AND INVESTMENT POLICIES	55
Additional Information About the Funds’ Principal Risks and Investment Policies	62

MANAGEMENT OF JHT	64
Advisory Arrangements	64
Subadvisory Arrangements and Management Biographies	64
MULTICLASS PRICING; RULE 12B-1 PLANS	74
GENERAL INFORMATION	75
Taxes	75
Qualification as A Regulated Investment Company Diversification Requirements Applicable To Insurance Company Separate Accounts	75
Tax-Qualified and Non-Qualified Contracts	75
Foreign Investments	76
Tax Implications for Insurance Contracts with Investments Allocated to JHT	76
Dividends	76
Purchase and Redemption of Shares	76
Disruptive Short Term Trading	77
Policy Regarding Disclosure of Fund Portfolio Holdings	78
Purchasers Of Shares Of JHT	78
Broker Compensation and Revenue Sharing Arrangements	79
FINANCIAL HIGHLIGHTS	80
APPENDIX A — SCHEDULE OF MANAGEMENT FEES	93
APPENDIX B — FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST: Historical Performance of Allocation Strategy	97
FOR MORE INFORMATION	103

FUND DESCRIPTIONS:
INVESTMENT OBJECTIVES AND STRATEGIES, RISKS, PERFORMANCE

The investment objectives, principal investment strategies and principal risks of the Funds are set forth in the fund descriptions below, together with performance information and financial highlights for each Fund. Each of the American Funds operates as a “feeder fund” (referred to as “JHT Feeder Funds”) which means that the Fund does not buy investment securities directly. Instead, it invests in a “master fund” which in turn purchases investment securities. See “American Feeder Funds — Master — Feeder Structure.” The prospectus of the master fund for each of these feeder funds will be delivered together with this Prospectus.

1.	Investment Management

John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHT, and the Funds (except the JHT Feeder Funds which do not have an adviser). The Adviser administers the business and affairs of JHT and retains and compensates the investment subadvisers which manage the assets of the Funds. The subadvisers formulate a continuous investment program for the Funds, consistent with their investment goals and policies. The Adviser and subadvisers are registered as investment advisers under the Investment Advisers Act of 1940, as amended, or are exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the U.S.

2.	Investment Objectives and Strategies

Each Fund has a stated investment objective which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the Fund). There can be no assurance that a Fund will achieve its investment objective. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. See “Additional Information About the Funds’ Risks and Investment Policies”.

Temporary Defensive Investing.  Except as otherwise stated below in the description of a particular Fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, each Fund may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of Funds investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a Fund is in a defensive position, its ability to achieve its investment objective will be limited.

Use of Hedging and Other Strategic Transactions.  Except as otherwise stated below in the description of a particular Fund, each Fund is authorized to use all of the various investment strategies referred to under “Risks of Investing in Certain Types of Securities — Hedging, Derivatives and Other Strategic Transactions”. More complete descriptions of options, futures, currency and other derivative transactions that certain Funds may engage in are set forth in the Statement of Additional Information (the “SAI”).

More complete descriptions of the money market instruments and certain other instruments in which certain Funds may invest in are set forth in the SAI. A more complete description of the debt security ratings used by JHT assigned by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) is included in Appendix A of the SAI.

3.	Principal Risks of Investing in the Funds

Certain risks of investing in each Fund are set forth in the Fund’s description. If these risks materialize, an investor could lose money in a Fund. The risks of investing in the following types of securities, as well as the definition of a non-diversified Fund and the risks associated with such a Fund, are more fully described below under “Additional Information About the Funds’ Risks and Investment Policies”.

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Industry and Sector Investing risk
•	Initial Public Offerings risk
•	Investment Company Securities risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Non-Diversified Fund risk
•	Short Sale risk

An investment in any of the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4.	Past Performance

Each Fund description contains a bar chart and a performance table, which provide some indication of the risks of investing in the Fund. If a Fund has less than one complete year of performance, performance information will not be provided for the Fund.

Bar Chart.  The bar chart shows changes in the performance of Series I shares of each Fund from year to year over a ten-year period, if available. The performance of NAV shares of each Fund would be higher since NAV shares do not have Rule 12b-1 fees. Funds with less than ten years of performance history show performance from the inception date of the Fund.

Performance Table.  The table compares each Fund’s one, five and ten year average annual returns as of 12/31/2007 for each series of shares to those of a broad measure or index of market performance.

Performance information in the bar chart and the performance table reflects all fees charged to each Fund, such as advisory fees and all Fund expenses. None of the Funds charges a sales load or a surrender fee. The performance information does not reflect the fees and expenses, including any sales loads or surrender charges, of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

5.	Portfolio Managers

See “Subadvisory Arrangements and Management Biographies” for information relating to the Funds’ portfolio managers.

6.	Fees and Expenses for Each Fund

Each of the Funds (except the JHT Feeder Funds) may issue three classes of shares: NAV shares, Series I shares and Series II shares. The JHT Feeder Funds may issue Series I shares, Series II shares and Series III shares. The different share classes have different expense arrangements, including different Rule 12b-1 fees for Series I, Series II and Series III (NAV shares are not subject to Rule 12b-1 fees). Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and certain voting rights with respect to matters affecting only one or more classes as described under “Multiple Classes of Shares.” The table below describes the fees and expenses for each class of shares of each Fund offered through this Prospectus. The fees and expenses do not reflect the fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium and would be higher if they did. Such fees and expenses are listed in the Prospectus for the variable insurance contract. None of the Funds charges a sales load or surrender fee although these fees may be imposed by the variable insurance contract.

FUND ANNUAL EXPENSES

Expense information for Funds in existence during fiscal year ended December 31, 2007 is based on expenses incurred during that fiscal year. For new Funds, expense information is based on the estimated amounts for the current fiscal year.

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
Active Bond[2]

Series II	0.60%	0.25%	0.03%	0.00%	0.88%	0.00%	0.88%

American Fundamental Holdings[3,4]

Series II	0.05%	0.75%	0.04%	0.40%	1.24%	0.05%	1.19%

American Global Diversification[3,4]

Series II	0.05%	0.75%	0.04%	0.63%	1.47%	0.05%	1.42%

Blue Chip Growth[2,5]

Series II	0.81%	0.25%	0.02%	0.00%	1.08%	0.00%	1.08%

Classic Value[2]

Series II	0.80%	0.25%	0.07%	0.00%	1.12%	0.00%	1.12%

Core Equity[2]

Series II	0.77%	0.25%	0.04%	0.00%	1.06%	0.00%	1.06%

Equity-Income[2,5]

Series II	0.81%	0.25%	0.03%	0.00%	1.09%	0.00%	1.09%

				Acquired
		Distibution		Fund Fees	Total	Contractual	Net fund
	Management	and service	Other	and	Operating	Expense	Operating
Fund/Class	fee	(12b-1) fees	Expenses	Expenses	Expenses [1]	Reimbursement	Expenses
Franklin Templeton Founding Allocation[6]

Series II	0.05%	0.25%	0.03%	0.86%	1.19%	0.05%	1.14%

Fundamental Value[2]

Series II	0.76%	0.25%	0.04%	0.00%	1.05%	0.00%	1.05%

Global Allocation[2]

Series II	0.85%	0.25%	0.11%	0.05%	1.26%	0.00%	1.26%

Global Bond[2]

Series II	0.70%	0.25%	0.11%	0.00%	1.06%	0.00%	1.06%

Index Allocation[7]

Series II	0.05%	0.25%	0.03%	0.53%	0.86%	0.06%	0.80%

International Value[8,2]

Series II	0.81%	0.25%	0.16%	0.00%	1.22%	0.02%	1.20%

Investment Quality Bond[2]

Series II	0.59%	0.25%	0.07%	0.00%	0.91%	0.00%	0.91%

Lifestyle Balanced

Series I	0.04%	0.05%	0.02%	0.82%	0.93%	0.00%	0.93%

Series II	0.04%	0.25%	0.02%	0.82%	1.13%	0.00%	1.13%

Lifestyle Conservative

Series I	0.04%	0.05%	0.02%	0.76%	0.87%	0.00%	0.87%

Series II	0.04%	0.25%	0.02%	0.76%	1.07%	0.00%	1.07%

Lifestyle Growth

Series I	0.04%	0.05%	0.02%	0.85%	0.96%	0.00%	0.96%

Series II	0.04%	0.25%	0.02%	0.85%	1.16%	0.00%	1.16%

Lifestyle Moderate

Series I	0.04%	0.05%	0.02%	0.80%	0.91%	0.00%	0.91%

Series II	0.04%	0.25%	0.02%	0.80%	1.11%	0.00%	1.11%

Money Market[2]

Series II	0.48%	0.25%	0.03%	0.00%	0.76%	0.01%	0.75%

Strategic Bond[2]

Series II	0.67%	0.25%	0.07%	0.00%	0.99%	0.00%	0.99%

Strategic Income[2]

Series II	0.69%	0.25%	0.09%	0.00%	1.03%	0.00%	1.03%

U.S Large Cap[2]

Series II	0.82%	0.25%	0.03%	0.00%	1.10%	0.00%	1.10%

	Feeder Fund						Master Fund
										Total
										Master
										Fund
										and
									Total	Net
		Distibution		Total	Contractual	Net fund			Master Fund and	Feeder
	Management	and service	Other	Operating	Expense	Operating	Management	Other	Feeder Fund	Fund
Fund/Class	fee	(12b-1) fees	Expenses	Expenses [1]	Reimbursement	Expenses	fees [9]	Expenses	Expenses	Expenses
American Asset Allocation[10]

Series II	0.00%	0.75%	0.04%	0.79%	0.01%	0.78%	0.31%	0.01%	1.11%	1.10%

American Bond[10]

Series II	0.00%	0.75%	0.02%	0.77%	0.00%	0.77%	0.40%	0.01%	1.18%	1.18%

American Global Growth[10]

Series II	0.00%	0.75%	0.06%	0.81%	0.03%	0.78%	0.53%	0.02%	1.36%	1.33%

	Feeder Fund						Master Fund
										Total
										Master
										Fund
										and
									Total	Net
		Distibution		Total	Contractual	Net fund			Master Fund and	Feeder
	Management	and service	Other	Operating	Expense	Operating	Management	Other	Feeder Fund	Fund
Fund/Class	fee	(12b-1) fees	Expenses	Expenses [1]	Reimbursement	Expenses	fees [9]	Expenses	Expenses	Expenses
American Global Small Capitalization[10]

Series II	0.00%	0.75%	0.11%	0.86%	0.08%	0.78%	0.70%	0.03%	1.59%	1.51%

American Growth

Series II	0.00%	0.75%	0.02%	0.77%	0.00%	0.77%	0.32%	0.01%	1.10%	1.10%

American Growth-Income

Series II	0.00%	0.75%	0.02%	0.77%	0.00%	0.77%	0.26%	0.01%	1.04%	1.04%

American High-Income Bond[10]

Series II	0.00%	0.75%	0.21%	0.96%	0.18%	0.78%	0.47%	0.01%	1.44%	1.26%

American International

Series II	0.00%	0.75%	0.02%	0.77%	0.00%	0.77%	0.49%	0.03%	1.29%	1.29%

American New World[10]

Series II	0.00%	0.75%	0.13%	0.88%	0.10%	0.78%	0.76%	0.06%	1.70%	1.60%

1The “Total Operating Expenses” include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an “Acquired Fund”). The Total Fund Annual Expenses shown may not correlate to the Fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include Acquired Fund fees and expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund’s current fiscal year.
2Effective January 1, 2006, the Adviser has contractually agreed to waive its management fee for certain Funds or otherwise reimburse the expenses of those Funds (“Participating Funds”). The reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Funds that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each Fund. The Reimbursement will remain in effect until May 1, 2009.
3For Funds that have not started operations or have operations of less than six months as of December 31, 2007, expenses are based on estimates of expenses expected to be incurred over the next year.
4The management fee of 0.05% of average annual net assets is being waived until May 1, 2010.
5T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the following funds of the Trust: Blue Chip Growth Trust, Equity-Income Trust, Science & Technology Trust, Small Cap Value Trust, Health Sciences Trust, Mid Value Trust, Spectrum Income Trust, Real Estate Equity Trust, U.S. Global Leaders Growth Trust and Capital Appreciation Value Trust. This waiver is based on the combined average daily net assets of these Funds and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Capital Appreciation Value Trust, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the “T. Rowe Portfolios”). Based on the combined average daily net assests of the T. Rowe Portfolios, the percentage fee reduction (as a percentage of the Subadvisory Fee) as of November 1, 2006 is as follows: 0.00% for the First $750 million, 5.0% for the Next $750 million, 7.5% for the Next $1.5 billion, and 10.0% if over $3 billion. The Adviser has also voluntarily agreed to reduce the advisory fee for each Fund by the amount that the subadvisory fee is reduced. This voluntary fee waiver may be terminated by T.Rowe Price or the Adviser.
6The Adviser has contractually agreed to limit fund expenses to 0.025% until May 1, 2010. Fund expenses includes advisory fee and other operating expenses of the fund but excludes 12b-1fees, underlying fund expenses, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.
7The Adviser has contractually agreed to reimburse Expenses of the Fund that exceed 0.02% of the average annual net assets of the Fund. Expenses includes all expenses of the Fund except Rule 12b-1 fees, Underlying Fund expenses, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This reimbursement may be terminated any time after May 1, 2010.

8The Adviser has contractually agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Fund so it does not exceed 0.45% of the Fund’s average net assets. This advisory fee waiver will remain in place until May 1, 2010.
9Capital Research Management Company (the adviser to the master fund for each of the JHT Feeder Funds) is waiving a portion of its management fee. The fees shown do not reflect the waiver. See the financial highlights table in the American Funds’ prospectus or annual report for further information.
10The Adviser has contractually limited other fund level expenses to 0.03% until May 1, 2010. Other fund level expenses consist of operating expenses of the the fund, excluding adviser fee, 12b-1 fee, transfer agent fees, blue sky, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.
EXAMPLES OF EXPENSES FOR EACH FUND

The Examples are intended to help an investor compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Examples assume that $10,000 is invested in a Fund for the time periods indicated and then all the shares are redeemed at the end of those periods. The Examples also assume that the investment has a 5% return each year, that a Fund’s operating expenses remain the same and that no voluntary expense reimbursements are reflected. The Examples do not reflect the expenses of any variable insurance contract that may use a Fund as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although a particular investor’s actual expenses may be higher or lower, based on these assumptions the expenses would be:

Fund/Class	Year 1	Year 3	Year 5	Year 10
Active Bond

Series II	$90	$281	$488	$1,084

American Asset Allocation

Series II	$112	$351	$610	$1,350

American Bond

Series II	$120	$375	$649	$1,432

American Fundamental Holdings

Series II	$121	$383	$671	$1,491

American Global Diversification

Series II	$145	$455	$793	$1,749

American Global Growth

Series II	$135	$425	$739	$1,630

American Global Small Capitalization

Series II	$154	$486	$850	$1,875

American Growth

Series II	$112	$350	$606	$1,340

American Growth-Income

Series II	$106	$331	$574	$1,271

American High-Income Bond

Series II	$128	$419	$752	$1,692

American International

Series II	$131	$409	$708	$1,556

American New World

Series II	$163	$516	$904	$1,991

Blue Chip Growth

Series II	$110	$343	$595	$1,317

Classic Value

Series II	$114	$356	$617	$1,363

Core Equity

Series II	$108	$337	$585	$1,294

Fund/Class	Year 1	Year 3	Year 5	Year 10
Equity-Income

Series II	$111	$347	$601	$1,329

Franklin Templeton Founding Allocation

Series II	$116	$368	$644	$1,434

Fundamental Value

Series II	$107	$334	$579	$1,283

Global Allocation

Series II	$128	$400	$692	$1,523

Global Bond

Series II	$108	$337	$585	$1,294

Index Allocation

Series II	$82	$262	$464	$1,048

International Value

Series II	$122	$383	$666	$1,474

Investment Quality Bond

Series II	$93	$290	$504	$1,120

Lifestyle Balanced

Series I	$95	$297	$515	$1,143

Series II	$115	$359	$622	$1,375

Lifestyle Conservative

Series I	$89	$277	$482	$1,071

Series II	$109	$340	$590	$1,304

Lifestyle Growth

Series I	$98	$305	$529	$1,174

Series II	$118	$367	$636	$1,405

Lifestyle Moderate

Series I	$93	$290	$504	$1,119

Series II	$113	$353	$611	$1,351

Money Market

Series II	$77	$242	$421	$941

Strategic Bond

Series II	$101	$315	$547	$1,213

Strategic Income

Series II	$105	$328	$569	$1,259

U.S Large Cap

Series II	$112	$350	$606	$1,340

LARGE CAP FUNDS

BLUE CHIP GROWTH TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To provide long-term growth of capital. Current income is a secondary objective.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser’s view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, the subadviser generally considers the following characteristics:

Leading market positions.  Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Seasoned management teams.  Seasoned management teams with a track record of providing superior financial results are important for a company’s long-term growth prospects. The subadviser’s analysts will evaluate the depth and breadth of a company’s management experience.

Strong financial fundamentals.  Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

The subadviser evaluates the growth prospects of companies and the industries in which they operate. The subadviser seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects the subadviser’s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

While most of the assets of the Fund are invested in U.S. common stocks, the Fund may also purchase other types of securities, including (i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The Fund may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the Fund but may include non-investment grade debt securities (“junk bonds”). The Fund will not purchase a non-investment grade debt security if, immediately after such purchase, the Fund would have more than 5% of its total assets invested in such securities.

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and the risks associated therewith.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk

•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II A :

28.5%	19.4%	-2.8%	-14.6%	-24.3%	29.0%	8.8%	5.4%	9.3%	12.5%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	24.80% (Quarter ended 12/31/1998) Worst Quarter -17.09% (Quarter ended 03/31/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	12.51%	12.72%	5.78%	01/28/2002
S&P 500 Index	5.49%	12.83%	5.91%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had such performance reflected Series II expenses, performance would be lower.

CLASSIC VALUE TRUST

Subadviser:	Pzena Investment Management, LLC.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its assets in domestic equity securities. The Fund may invest in securities of foreign issuers, but will generally limit such investments to American Depositary Receipts (ADRs) and foreign securities listed and traded on a U.S. Exchange or the NASDAQ market.

In managing the Fund, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.

In choosing individual securities, the subadviser screens a universe of the 500 largest U.S. listed companies to construct a portfolio of approximately 30 to 40 stocks that the subadviser believes generally have the following characteristics:

•	cheap on the basis of current price to estimated normal level of earnings;
•	current earnings below normal levels;
•	a sound plan to restore earnings to normal; and
•	a sustainable business advantage.

Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the least to the most expensive on the basis of current share price to the subadviser’s estimate of normal long-term earnings power. The subadviser’s management team then focuses its research efforts on companies in the most undervalued 20% of the universe. After performing rigorous in-depth analysis that typically culminates in discussions with senior company management, the subadviser refines its earnings model and makes its final investment decision.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the Fund’s investments avoid the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser automatically sells a security when it reaches fair value (i.e., the price fairly reflects the normal earnings power and the stock falls to the mid point in the subadviser’s ranking system). The subadviser also will generally sell a security when there are more attractive opportunities or there is a change in company fundamentals.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

The subadviser seeks to maintain a fully invested portfolio (generally at least 90% invested), but does not try to make investment decisions based on short-term trends in the stock market. Therefore, if attractively priced stocks cannot be found, the Fund’s cash levels will increase. To the extent the Fund’s cash levels increase, its ability to achieve its investment objective will be limited.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk
•	Non-Diversification risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II :

9.2%	15.8%	-12.8%

2005	2006	2007

Best Quarter:	9.34% (Quarter ended 9/30/2006) Worst Quarter -12.55% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series II	-12.80%	5.73%	05/03/2004
Russell 1000 Value IndexA	-0.17%	11.72%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

CORE EQUITY TRUST

Subadviser:	Legg Mason Capital Management, Inc.

Investment Objective:	To seek long-term capital growth.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities that, in the subadviser’s opinion, offer the potential for capital growth.

The subadviser seeks to purchase securities at large discounts to the subadviser’s assessment of their intrinsic value. Intrinsic value, according to the subadviser, is the value of the company measured, to different extents depending on the type of company, by factors such as, but not limited to, the discounted value of its projected future free cash flows, its ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company’s products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The subadviser takes a long-term approach to investing, generally characterized by long holding periods. The Fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The subadviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the subadviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the subadviser believes is more compelling, or to realize gains or limit potential losses.

The Fund may also invest in debt securities of companies having one or more of the above characteristics. The Fund may invest up to 20% of its net assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as “junk bonds.”

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II :

5.8%	6.5%	-6.1%

2005	2006	2007

Best Quarter:	10.01% (Quarter ended 12/31/2006) Worst Quarter -8.82% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series II	-6.06%	5.17%	05/03/2004
S&P 500 IndexA	5.49%	9.76%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

EQUITY-INCOME TRUST

Subadviser:	T. Rowe Price Associates, Inc.

Investment Objective:	To provide substantial dividend income and also long-term capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

The subadviser believes that income can contribute significantly to total return over time and expects the Fund’s yield to exceed that of the S&P 500 Index. Dividends can also help reduce the Fund’s volatility during periods of market turbulence and help offset losses when stock prices are falling.

The Fund employs a “value” approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize a stock’s intrinsic value. Finding undervalued stocks requires considerable research to identify the particular stocks, to analyze each company’s underlying financial condition and prospects, and to assess the likelihood that a stock’s underlying value will be recognized by the market and reflected in its price.

The Fund will generally consider companies with the following characteristics:

•	established operating histories;
•	above-average dividend yield relative to the S&P 500 Index;
•	low price/earnings ratios relative to the S&P 500 Index;
•	sound balance sheets and other financial characteristics; and
•	low stock price relative to a company’s underlying value, as measured by assets, cash flow or business franchises.

The Fund may also purchase other types of securities in keeping with its objective, including:

•	U.S. and non-U.S. dollar denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);
•	preferred stocks;
•	convertible stocks, bonds, and warrants;
•	futures and options; and
•	bank debt, loan participations and assignments.

The Fund may invest in fixed income securities without regard to quality or rating, including up to 10% in non-investment grade fixed income securities (“junk bonds”).

The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains more complete description of such instruments and the risks associated therewith.

In pursuing the Fund’s investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II A :

9.2%	3.4%	13.0%	1.3%	-13.4%	25.4%	14.6%	3.7%	18.8%	3.2%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	16.64% (Quarter ended 06/30/2003) Worst Quarter -17.42% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	3.16%	12.80%	7.42%	01/28/2002
Russell 1000 Value Index	-0.17%	14.63%	7.68%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

FUNDAMENTAL VALUE TRUST

Subadviser:	Davis Selected Advisers, L.P.

Investment Objective:	To seek growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

The subadviser uses the Davis Investment Discipline in managing the Fund’s portfolio. The Davis Investment Discipline involves conducting extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an appropriate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

•	Proven track record
•	Significant personal ownership in business
•	Strong balance sheet
•	Low cost structure
•	High returns on capital
•	Non-obsolescent products/services
•	Dominant or growing market share
•	Global presence and brand names
•	Smart application of technology to improve business and lower costs

The subadviser’s goal is to invest in companies for the long term. The subadviser considers selling a security if it believes the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the stock is no longer attractive.

The Fund may also invest up to 20% of total assets in foreign securities and fixed income securities.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II A :

-16.3%	29.6%	11.4%	8.7%	14.2%	3.9%

2002	2003	2004	2005	2006	2007

Best Quarter:	17.22% (Quarter ended 06/30/2003) Worst Quarter -12.58% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	3.87%	13.25%	5.87%	01/28/2002
S&P 500 IndexB	5.49%	12.83%	4.27%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

U.S. LARGE CAP TRUST

Subadviser:	Capital Guardian Trust Company

Investment Objective:	To seek long-term growth of capital and income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of U.S. companies with market capitalizations, at the time of investment, greater than $500 million.

The subadviser has an extensive commitment to fundamental research, with a large team of experienced equity analysts focused on gathering in-depth information firsthand on companies and industries in the U.S. and throughout the world. Global research has extensive experience in managing U.S. equities. The subadviser’s research strength is leveraged through a bottom-up approach to portfolio construction. Returns for U.S. equity portfolios are pursued through active security selection. While portfolio managers at the subadviser are mindful of benchmark characteristics, industry sector weightings are primarily the result of finding value in individual securities.

The majority of the subadviser’s U.S. equity portfolio managers have over two decades of investment experience. Portfolios are segmented, with each individual manager responsible for a portion, managing it as if it were a stand-alone portfolio. This allows for strong individual ideas to be acted upon while ensuring a diversity of ideas and continuity of management. The research analysts as a group also manage a portion of the portfolio.

Based on the research carried out by the equity analysts, portfolio managers look across industry sectors in selecting stocks for the portfolio. With a long-term perspective, portfolio managers look for quality companies at attractive prices that will outperform their peers and the benchmark over time.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Equity Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II A :

2.8%	-2.5%	-25.2%	36.7%	9.1%	5.7%	10.4%	-0.5%

2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	18.64% (Quarter ended 6/30/2003) Worst Quarter -20.25% (Quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	-0.52%	11.60%	3.37%	01/28/2002
S&P 500 IndexB	5.49%	12.83%	2.76%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

INTERNATIONAL FUNDS

INTERNATIONAL VALUE TRUST

Subadviser:	Templeton Investment Counsel, LLC (“Templeton”)

•	Templeton Global Advisors Limited provides sub-subadvisory services to Templeton in its management of the Fund.

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company’s general operating results. These include common stocks and preferred stocks. The Fund also invests in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

The subadviser’s investment philosophy is “bottom-up,” value-oriented, and long-term. In choosing equity investments, the subadviser will focus on the market price of a company’s securities relative to its evaluation of the company’s long-term earnings, asset value and cash flow potential. A company’s historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II A :

-6.5%	-10.0%	-17.8%	44.5%	21.4%	10.3%	29.3%	9.4%

2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	24.03% (Quarter ended 06/30/2003) Worst Quarter -23.49% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	9.36%	22.29%	8.11%	01/28/2002
MSCI EAFE IndexB	11.62%	22.08%	7.48%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

FIXED-INCOME FUNDS

ACTIVE BOND TRUST

Subadvisers:	Declaration Management & Research LLC (“Declaration”) and MFC Global Management (U.S.), LLC (“MFC Global (U.S.)”)

Investment Objective:	To seek income and capital appreciation.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in a diversified mix of debt securities and instruments.

The Fund invests its assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years. The investments include, but are not limited to:

•	U.S. Treasury and agency securities;
•	Asset-backed securities and mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”);
•	Corporate bonds, both U.S. and foreign; and
•	Foreign government and agency securities.

The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:

65%* Declaration

35%* MFC Global (U.S.)

*Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

This allocation methodology may change in the future.

Declaration

Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

This portion of the Fund normally has no more than 10% of its total assets in high yield bonds (“junk bonds”) and normally invests in foreign securities only if U.S. dollar denominated. This portion of the Fund normally has an average credit rating of “A” or “AA.” The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the portion of the Fund managed by Declaration will be invested in asset-backed securities rated less than A by both rating agencies.

MFC Global (U.S.)

MFC Global (U.S.) uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. MFC Global (U.S.) tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

This portion of the Fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as “junk bonds”) and may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. This portion of the Fund normally has an average credit rating of “A” or “AA.”

The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the total assets of the portion of the Fund managed by MFC Global (U.S.) will be invested in asset-backed securities rated less than A by both rating agencies.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk

•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II A :

8.2%	-0.9%	10.4%	7.5%	7.2%	6.5%	4.8%	2.4%	4.2%	3.8%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	3.84% (Quarter ended 12/30/2000) Worst Quarter -2.47% (Quarter ended 06/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	3.78%	4.33%	5.37%	04/29/2005
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

A The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the John Hancock Variable Series Trusts Active Bond Fund, the Fund’s predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.

GLOBAL BOND TRUST

Subadviser:	Pacific Investment Management Company LLC

Investment Objective:	To seek maximum total return, consistent with preservation of capital and prudent investment management.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars, which may be represented by forwards or derivatives, such as options, future contracts, or swap agreements.

In selecting securities for the Fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser’s outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued by both governments and corporations;

•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	repurchase agreements and reverse repurchase agreements;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

Depending on the subadviser’s current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the U.S. will normally vary between 25% and 75% of the Fund’s total assets. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 10% of its total assets in fixed income securities that are rated below investment grade but rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may invest in baskets of foreign currencies (such as the Euro) and directly in currencies. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the benchmark index.

The Fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks and Investment Policies — Hedging and Other Strategic Transactions” including:

•	purchase and sell options on domestic and foreign securities, securities indexes and currencies,
•	purchase and sell futures and options on futures,
•	purchase and sell currency or securities on a forward basis, and
•	enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

The Fund may make short sales of a security including short sales “against the box.”

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Short Sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II A :

7.6%	-6.7%	1.7%	0.5%	20.0%	15.2%	10.2%	-6.8%	5.1%	9.4%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	10.73% (Quarter ended 06/30/2002) Worst Quarter -4.81% (Quarter ended 03/31/1999)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	9.35%	6.35%	5.29%	01/28/2002
JP Morgan Global-Unhedged Index	10.81%	6.71%	6.26%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

INVESTMENT QUALITY BOND TRUST

Subadviser:	Wellington Management Company, LLP

Investment Objective:	To provide a high level of current income consistent with the maintenance of principal and liquidity.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The Fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

The subadviser’s investment decisions derive from a three-pronged analysis, including:

•	sector analysis,
•	credit research, and
•	call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadviser, such as call protection (payment guarantees), an issuer’s industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall Fund. Factors considered include:

•	relative valuation of available alternatives,
•	impact on portfolio yield, quality and liquidity, and
•	impact on portfolio maturity and sector weights.

The subadviser attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the Fund’s net assets are invested in bonds and debentures, including:

•	marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody’s or Standard & Poor’s at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities and commercial mortgage-backed securities;
•	securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities; and
•	cash and cash equivalent securities which are authorized for purchase by the Money Market Fund.

The balance (no more than 20%) of the Fund’s net assets may be invested in below investment grade bonds and other securities including privately placed debt securities:

•	U.S. and foreign debt securities,
•	preferred stocks,
•	convertible securities (including those issued in the Euromarket),
•	securities carrying warrants to purchase equity securities, and
•	non-investment grade and investment grade non-U.S. dollar fixed income securities, including up to 5% emerging market fixed income securities.

In pursuing its investment objective, the Fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as “junk bonds”). These instruments are rated “Ba” or below by Moody’s or “BB” or below by S&P’s (or, if unrated, are deemed of comparable quality as determined by the subadviser). The high yield sovereign debt securities in which the Fund will invest are described below under “Strategic Bond Fund”. No minimum rating standard is required for a purchase of high yield securities by the Fund. While the Fund may only invest up to 20% of its net assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the Fund to exceed this 20% maximum.

The Fund normally maintains an average Fund duration of between 3 and 7 years. However, the Fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the Fund’s portfolio to changes in interest rates.

The Fund may make short sales of a security including short sales “against the box.”

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk
•	Short Sales risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II A :

8.7%	-1.8%	9.4%	7.3%	9.8%	7.2%	4.6%	2.0%	3.4%	5.9%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	4.41% (Quarter ended 09/30/2002) Worst Quarter -3.02% (Quarter ended 06/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	5.92%	4.62%	5.61%	01/28/2002
Combined IndexB	6.89%	4.47%	5.99%
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The Combined Index is comprised of 50% of the return of the Lehman Brothers Government Bond Index and 50% of the return of the Lehman Brothers Credit Bond Index.

MONEY MARKET TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To obtain maximum current income consistent with preservation of principal and liquidity.

Investment Strategies:	Under normal market conditions, the Fund invests in high quality, U.S. dollar denominated money market instruments.

The subadviser may invest the Fund’s assets in high quality, U.S. dollar denominated money market instruments of the following types:

•	obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the Fund must be payable in U.S. dollars);
•	certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);
•	commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by Standard & Poor’s) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the Fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality;
•	corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as “Aa” or higher by Moody’s or “AA” or higher by Standard & Poor’s);
•	short-term obligations issued by state and local governmental issuers;
•	securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
•	repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the Fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the Fund’s investments will mature in 397 days or less and the Fund maintains a dollar-weighted average Fund maturity of 90 days or less. By limiting the maturity of their investments, the Fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the Fund invests only in securities which the Fund’s Board of Trustees determine to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund also intends to maintain, to the extent practicable, a constant per share NAV of $10.00. There is no assurance that the Fund will be able to do so.

The Fund may invest up to 20% of its total assets in any of the U.S. dollar denominated foreign securities described above. The Fund is not authorized to enter into mortgage dollar rolls or warrants.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it is possible to lose money by investing in this Fund. For example, the Fund could lose money if a security purchased by the Fund is downgraded and the Fund must sell the security at less than the cost of the security.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Fixed-Income Securities risk
•	Foreign Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II A :

5.1%	4.6%	5.9%	3.6%	1.0%	0.4%	0.6%	2.5%	4.2%	4.4%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	1.52% (Quarter ended 9/30/2000) Worst Quarter 0.06% (Quarter ended 03/31/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	4.35%	2.39%	3.20%	01/28/2002
Citigroup 3 Month Treasury Bill Index	4.74%	2.95%	3.62%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

STRATEGIC BOND TRUST

Subadviser:	Western Asset Management Company

Investment Objective:	To seek a high level of total return consistent with preservation of capital.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.

The Fund’s assets may be allocated among the following five sectors of the fixed income market:

•	U.S. government obligations,
•	investment grade domestic corporate fixed income securities,
•	below investment grade or non-investment grade high yield corporate fixed income securities,
•	mortgage-backed and asset-backed securities; and
•	investment grade and below investment grade or non-investment grade high yield international fixed income securities.

The Fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the subadviser. Below investment grade securities are commonly referred to as “junk bonds.”

The subadviser will determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved from the Fund which is invested in these securities without incurring undue risks to principal value. The allocation decisions are based on the subadviser’s analysis of current economic and market conditions and the relative risks and opportunities presented in these markets.

In making this determination, the subadviser relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security. The subadviser also relies on its own assessment of economic and market conditions on both a global and local (country) basis. The subadviser considers economic factors including current and projected levels of growth and inflation, balance of payment status and monetary policy. The allocation of assets to international debt securities is further influenced by current and expected currency relationships and political and sovereign factors. The Fund’s assets may not always be allocated to the highest yielding securities if the subadviser believes that such investments would impair the Fund’s ability to preserve shareholder capital. The subadviser will continuously review this allocation of assets and make such adjustments as it deems appropriate. The Fund does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed income security.

The types and characteristics of the U.S. government obligations, mortgage-backed and asset-backed securities and investment grade corporate and international fixed income securities purchased by the Fund are set forth in the section entitled “Other Instruments” in the SAI. The types and characteristics of the money market securities purchased by the Fund are similar to the investment objective to obtain maximum current income consistent with preservation of principal and liquidity. Potential investors should review these other discussions in considering an investment in shares of the Fund. The Fund may invest without limitation in high yield domestic and foreign fixed income securities and up to 100% of the Fund’s net assets may be invested in foreign securities. The subadviser has discretion to select the range of maturities of the various fixed income securities in which the Fund invests. Such maturities may vary substantially from time to time depending on economic and market conditions.

The high yield sovereign fixed income securities in which the Fund may invest are U.S. dollar-denominated and non-dollar-denominated fixed income securities issued or guaranteed by governments or governmental entities of developing and emerging countries. The subadviser expects that these countries will consist primarily of those countries which, at the time of investment, are represented in the JP Morgan EMBI Global Index or categorized by the World Bank, in its annual categorization, as middle or low-income.

Although the subadviser does not anticipate investing in excess of 75% of the Fund’s net assets in domestic and developing country fixed income securities that are rated below investment grade, the Fund may invest a greater percentage in such securities when, in the opinion of the subadviser, the yield available from such securities outweighs their additional risks. By investing a portion of the Fund’s assets in securities rated below investment grade, as well as through investments in mortgage-backed securities and international debt securities, as described below, the subadviser seeks to provide investors with a higher yield than a high-quality domestic corporate bond fund with less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the Fund may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody’s or S&P (i.e., rated “C” by Moody’s or “CCC” or lower by S&P).

In light of the risks associated with investing in high yield corporate and sovereign debt securities, the subadviser considers various factors in evaluating the credit worthiness of an issue. These factors will typically include:

Corporate Debt Securities	Sovereign Debt Instruments

• issuer’s financial condition	• economic and political conditions within the issuer’s country
• issuer’s sensitivity to economic conditions and trends	• issuer’s external and overall debt levels, and its ability to pay principal and interest when due
• issuer’s operating history	• issuer’s access to capital markets and other sources of funding
• experience and track record of the issuer’s management	• issuer’s debt service payment history

The subadviser also reviews the ratings, if any, assigned to a security by any recognized rating agencies, although its judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Fund’s ability to achieve its investment objective may be more dependent on the subadviser’s credit analysis than would be the case if it invested in higher quality debt securities.

The Fund may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans.

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II A :

1.3%	2.2%	7.4%	6.2%	8.9%	12.9%	6.4%	2.4%	6.9%	-0.4%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	1.23% (Quarter ended 6/30/2003) Worst Quarter 5.85% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	-0.35%	5.56%	5.36%	01/28/2002
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

STRATEGIC INCOME TRUST

Subadviser:	MFC Global Investment Management (U.S.), LLC

Investment Objective:	To seek a high level of current income.

Investment Strategies:	Under normal market conditions, the Fund invests at least 80% of its assets in foreign government and corporate debt securities, from developed and emerging markets, U.S. Government and agency securities and domestic high yield bonds.

The Fund may also invest in preferred stock and other types of debt securities, including domestic corporate debt securities and mortgage-backed securities.

Although the Fund may invest up to 10% of its total assets in securities rated as low as D (in default) by S&P or Moody’s (and their unrated equivalents), it generally intends to keep its average credit quality in the investment grade. There is no limit on the Fund’s average maturity.

The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody’s). Under normal circumstances, no more than 15% of the Fund’s total assets will be invested in asset-backed securities rated less than A by both rating agencies.

In managing the Fund, the subadviser allocates assets among the three major types of securities based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the subadviser may invest up to 100% of the Fund’s assets in any one sector.

Within each types of security, the subadviser looks for investments that are appropriate for the overall Fund in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The Fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the Fund may invest up to 10% of net assets in domestic or foreign stocks.

The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance).

The Fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	High Portfolio Turnover risk
•	Issuer risk
•	Liquidity risk
•	Mortgage-Backed and Asset-Backed Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II :

1.9%	4.0%	5.5%

2005	2006	2007

Best Quarter:	2.73% (Quarter ended 09/30/2007) Worst Quarter -0.67% (Quarter ended 03/31/2005)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series II	5.54%	5.51%	05/03/2004
Lehman Brothers Aggregate Bond IndexA	6.97%	4.93%

A The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

HYBRID FUNDS

GLOBAL ALLOCATION TRUST

Subadviser:	UBS Global Asset Management (Americas) Inc.

Investment Objective:	To seek total return, consisting of long-term capital appreciation and current income.

Investment Strategies:	Under normal market conditions, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities and equity securities.

The Fund is a multi-asset fund and invests in each of the major asset classes: U.S. fixed income, U.S. equities, international fixed income and international equities, based upon the subadviser’s assessment of prevailing market conditions in the U.S. and abroad.

Within the equity portion of the Fund, the subadviser selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the subadviser’s assessment of what a security is worth. The subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

For each security under analysis, the fundamental value estimate is compared to the company’s current market price to ascertain whether a valuation anomaly exists. A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the Fund. The comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

While the subadviser’s investment decisions with respect to the equity portion of the portfolio are based primarily on price/value discrepancies as identified by its fundamental valuation process, under certain circumstances the subadviser may utilize growth-oriented strategies within the U.S. equity asset class for a portion of the allocation to manage risk exposures; but only after subjecting such strategies to a rigorous due diligence process to judge their suitability for the Fund.

To invest in growth equities, the subadviser will seek to invest in companies that possess a dominant market position and franchise, a major technological edge or a unique competitive advantage, in part by using a proprietary quantitative screening system that ranks stocks using a series of growth, valuation and momentum metrics.

In selecting fixed income securities, the subadviser uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the subadviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. The Fund may invest in both investment grade and high yield (lower-rated) securities (sometimes referred to as “junk bonds”).

The subadviser’s fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration measures a fixed income security’s price sensitivity to interest rates by indicating the approximate change in a fixed income security’s price if interest rates move up or down in one percent (1%) increments. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The subadviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

The Fund’s risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. The subadviser actively manages the Fund. As such, increased Fund turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. Investment in equity securities may include common stock, preferred stock, IPOs and ETFs. The Fund may invest in certain issuers by investing in other open-end investment companies, including investment companies advised by the subadviser, to the extent permitted by applicable law. In addition, the Fund attempts to generate positive returns through sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions.

The Fund may, but is not required to, use derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, forward agreements, swap agreements (including, but not limited to, interest rate and credit default swaps), and credit-linked securities. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Initial Public Offerings risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II A :

-13.4%	-23.3%	26.5%	12.5%	5.9%	13.3%	4.9%

2001	2002	2003	2004	2005	2006	2007

Best Quarter:	14.24% (Quarter ended 6/30/2003) Worst Quarter -17.55% (Quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	4.87%	12.36%	1.86%	01/28/2002
Combined IndexB	8.79%	14.05%	2.56%
S&P 500 IndexC	5.49%	12.83%	1.69%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The Combined Index was added to more accurately reflect the investment objective of the Global Allocation Trust, and is an unmanaged index compiled by UBS Global Asset Management. It is currently constructed as follows  40% Russell 3000 Index, 22% MSCI World ex-USA (free) Index, 21% Citigroup Broad Investment Grade (BIG) Bond Index, 9% Citigroup World Government Bond non-US Index, 3% Merrill Lynch High Yield Cash Pay Index, 3% MSCI Emerging Free Markets Index and 2% J.P. Morgan EMBI Global.
C The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

FUNDS OF FUNDS

AMERICAN FUNDAMENTAL HOLDINGS TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long term growth of capital.

Investment Strategies:	The Fund invests in other Funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The Fund operates as a fund of funds and currently invests primarily in four Underlying Funds of the American Funds Insurance Series: Bond Fund, Growth Fund, Growth-Income Fund, and International Fund. The Fund is permitted to invest in six other Underlying Funds of the American Funds Insurance Series: Asset Allocation Fund, Blue Chip Income and Growth Fund, Global Growth Fund, Global Small Capitalization Fund, High-Income Bond Fund, and New World Fund as well as other Underlying Funds. When purchasing shares of the American Funds Insurance Series, the Fund only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

The Fund is authorized to invest without limitation in other Underlying Funds and in other types of investments. The Fund may purchase any Underlying Funds except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT Funds, the Fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The Fund may invest in exchange traded funds. The Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Derivatives risk
•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

AMERICAN GLOBAL DIVERSIFICATION TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long term growth of capital.

Investment Strategies:	The Fund invests in other Funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Under normal market conditions, the Fund will invest a significant portion of its assets in securities, which include securities held by the Underlying Funds, that are located outside of the U.S.

The Fund operates as a fund of funds and currently invests primarily in five Underlying Funds of the American Funds Insurance Series: Bond Fund, Global Growth Fund, Global Small Capitalization Fund, High-Income Bond Fund, and New World Fund. The Fund is permitted to invest in five other Underlying Funds of the American Funds Insurance Series: Asset Allocation Fund, Growth Fund, International Fund, Growth-Income Fund, and Blue Chip Income and Growth Fund as well as other Underlying Funds as described below. When purchasing shares of the American Funds Insurance Series, the Fund only purchases Class 1 shares (which are not subject to Rule 12b-1 fees).

The Fund is authorized to invest without limitation in other Underlying Funds and in other types of investments. The Fund may purchase any Underlying Funds except other JHT funds of funds and the following JHT feeder funds: American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT Funds the Fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Derivatives risk
•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk
•	Short Sales risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Short Sales risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

FRANKLIN TEMPLETON FOUNDING ALLOCATION TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	To seek long-term growth of capital.

Investment Strategies:	The Fund operates as a fund of funds and invests in other Funds and in other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The Fund currently invests primarily in three JHT Underlying Funds: Global Trust, Income Trust and Mutual Shares Trust. However, it is also authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The Fund may purchase any Funds except other JHT funds of funds and the JHT American Feeder Funds. When purchasing shares of other JHT Funds, the Fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The Fund may invest in other types of investments, described under “Other Permitted Investments”.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to its Underlying Funds that most deviate from its target allocation. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations.

Subject to the limitations described above, the Fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the Fund. Such adjustments may be made, for example, to increase or decrease the Fund’s holdings of particular asset classes, to adjust portfolio quality or the duration of fixed income securities or to increase or reduce the percent of the Fund’s assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to its investments and the investment decisions made by the adviser or subadviser to an investment company or similar entity in which the Fund invests.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Derivatives risk
•	Fund of Funds risk
•	Investment Company Securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past performance
This section normally shows how the Fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the Fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

INDEX ALLOCATION TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited

Investment Objective:	Seeks long term growth of capital. Current income is also a consideration.

Investment Strategies:	Under normal market conditions, the Fund operates as a fund of funds and invests in a number of the other index Funds of JHT (“Underlying Funds”). The Fund invests approximately 70% of its total assets in Underlying Funds which invest primarily in equity securities and approximately 30% of its total assets in Underlying Funds which invest primarily in fixed income securities.

The Underlying Funds eligible for purchase by the Fund are the 500 Index Trust, the Mid Cap Index Trust, the Small Cap Index Trust, the International Equity Index Trust A and the Bond Index Trust A. The Underlying Funds are grouped according to whether they invest primarily in fixed income securities or equity securities. The Underlying Fund investing primarily in fixed income securities is the Bond Index Trust A. All other Underlying Funds invest primarily in equities securities.

The Fund may invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the Fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between the two types of Underlying Funds (fixed income and equity) are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 30% of assets in fixed income securities and 70% of assets in equity securities, the Fund may have a fixed income/equity allocation of 80%/20% or 60%/40%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadviser may determine that the normal percentage limitations should be exceeded to protect the Fund or to achieve the Fund’s objective.

The Fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the Fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadviser may also rebalance the Fund’s Underlying Funds to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the Fund. Such adjustments may be made to increase or decrease the Fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Fund’s assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of the Fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds’ subadvisers. The Fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Fund in which it invests.

The Fund purchases only NAV shares of the Underlying Funds. (NAV shares are not subject to any Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions
The Fund is not authorized to use any of the various investment strategies referred to under “Hedging, Derivatives and Other Strategic Transactions.”

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Fund of Funds risk
•	Investment Company Securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Industry and Sector Investing risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II :

6.6%

2007

Best Quarter:	4.00% (Quarter ended 06/30/2007) Worst Quarter -1.28% (Quarter ended 12/31/2007)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Since	Date of
	Year	Inception	Inception

Series II	6.55%	8.51%	02/10/2006
Combined IndexA,B	6.06%	8.63%

A The Combined Index is made up of 70% of the S&P 500 and 30% of the Lehman Brothers Aggregate Bond Index.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

LIFESTYLE BALANCED TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Investment Strategies:	The Fund operates as a fund of funds and invests approximately 40% of its assets in Underlying Funds which invest primarily in fixed income securities and approximately 60% in Underlying Funds which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds which invest primarily in equity securities and Underlying Funds which invest primarily in fixed-income securities are permitted up to 10% in either direction.

Thus, based on its target percentage allocation of approximately 60% of assets in equity Underlying Funds and 40% in fixed-income Underlying Funds, the Fund may have an equity/fixed-income Underlying Funds allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Fund or to achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The assets of the Fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

In addition to investing in exchange traded funds, the Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other Permitted Investments.”

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

5.7%	12.4%	2.3%	-4.8%	-10.0%	24.0%	13.5%	6.9%	12.7%	6.5%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	11.62% (Quarter ended 06/30/2003) Worst Quarter -10.36% (Quarter ended 09/30/1998)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	6.47%	12.54%	6.51%	01/07/1997
Series IIA	6.26%	12.40%	6.45%	01/28/2002
S&P 500 Index	5.49%	12.83%	5.91%
Combined IndexB	6.22%	9.51%	6.26%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The Combined Index consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

LIFESTYLE CONSERVATIVE TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	A high level of current income with some consideration given to growth of capital.

Investment Strategies:	The Fund operates as a fund of funds and invests approximately 80% of its assets in Underlying Funds which invest primarily in fixed income securities and approximately 20% in Underlying Funds which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity Underlying Funds and 60% in fixed-income Underlying Funds, the Fund may have an equity/fixed income Underlying Fund allocation of 50%/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Fund or to achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The assets of the Fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of theses Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of theses Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The Fund may invest in exchange traded funds. The Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments.”

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

10.2%	4.2%	7.5%	3.3%	1.8%	11.5%	8.6%	2.9%	8.4%	5.4%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	5.64% (Quarter ended 06/30/2003) Worst Quarter -2.08% (Quarter ended 06/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	5.38%	7.31%	6.33%	01/07/1997
Series IIA	5.17%	7.17%	6.26%	01/28/2002
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%
Combined IndexB	6.77%	6.14%	6.17%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The Combined Index consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.

LIFESTYLE GROWTH TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	Long-term growth of capital. Current income is also a consideration.

Investment Strategies:	The Fund operates as a fund of funds and invests approximately 20% of its assets in Underlying Funds which invest primarily in fixed income securities and approximately 80% in Underlying Funds which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity Underlying Funds and 20% in fixed-income Underlying Funds, the Fund may have an equity/fixed income Underlying Fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Fund or to achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The assets of the Fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The Fund may invest in exchange traded funds. The Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments.”

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

6.1%	16.5%	-3.2%	-9.2%	-15.8%	29.6%	14.6%	8.7%	13.5%	7.4%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	14.90% (Quarter ended 06/30/2003) Worst Quarter -14.50% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	7.44%	14.49%	6.06%	01/07/1997
Series IIA	7.26%	14.34%	5.99%	01/28/2002
S&P 500 Index	5.49%	12.83%	5.91%
Combined IndexB	5.88%	11.18%	6.14%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The Combined Index consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.

LIFESTYLE MODERATE TRUST

Subadviser:	MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

•	Deutsche Investment Management Americas, Inc. provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Fund.

Investment Objective:	A balance between a high level of current income and growth of capital, with a greater emphasis on income.

Investment Strategies:	The Fund operates as a fund of funds and invests approximately 60% of its assets in Underlying Funds which invest primarily in fixed income securities and approximately 40% in Underlying Funds which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity Underlying Funds and 60% in fixed-income Underlying Funds, the Fund may have an equity/fixed income Underlying Fund allocation of 50%/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Fund or to achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific Underlying Funds. The assets of the Fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Fund may invest in various Funds of JHT that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these Funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The Fund may invest in exchange traded funds. The Fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. See “Other Permitted Investments.”

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Fund might not achieve its investment goal.

Principal Risks of Investing in the Fund of Funds
The principal risks of investing in the Fund of Funds, which could adversely affect its NAV and performance, include:

•	Exchange Traded Funds risk
•	Fund of Funds risk
•	Investment Company Securities risk

Principal Risks of Investing in the Underlying Funds
The principal risks of the Fund of Funds investing in the Underlying Funds, which could adversely affect its NAV and performance, include:

•	Equity Securities risk
•	Exchange Traded Funds risk
•	Fixed-Income Securities risk
•	Foreign Securities risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I :

9.8%	7.8%	3.9%	-1.1%	-4.1%	17.8%	11.0%	4.2%	10.4%	5.3%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	8.71% (Quarter ended 06/30/2003) Worst Quarter -5.57% (Quarter ended 09/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	5.29%	9.64%	6.34%	01/07/1997
Series IIA	5.08%	9.52%	6.28%	01/28/2002
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%
Combined IndexB	6.52%	7.83%	6.27%

A Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.
B The Combined Index consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

AMERICAN FEEDER FUNDS

AMERICAN ASSET ALLOCATION TRUST
AMERICAN BOND TRUST
AMERICAN GLOBAL GROWTH TRUST
AMERICAN GLOBAL SMALL CAPITALIZATION TRUST
AMERICAN GROWTH TRUST
AMERICAN GROWTH-INCOME TRUST
AMERICAN HIGH-INCOME BOND TRUST
AMERICAN INTERNATIONAL TRUST
AMERICAN NEW WORLD TRUST

Master-Feeder Structure
Each of the American Asset Allocation Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust (the “JHT Feeder Funds”), operates as a “feeder fund.” A “feeder fund” is a fund that does not buy investment securities directly; instead, each invests in a “master fund” which in turn purchases investment securities. Each JHT Feeder Fund has the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series (“American Funds Master Funds”). Each JHT Feeder Fund’s master fund is listed below:

JHT Feeder Fund	American Fund Master Fund

American Asset Allocation Trust	Asset Allocation Fund (Class 1 shares)
American Bond Trust	Bond Fund (Class 1 shares)
American Global Growth Trust	Global Growth Fund (Class 1 shares)
American Global Small Capitalization Trust	Global Small Capitalization Fund (Class 1 shares)
American Growth Trust	Growth Fund (Class 1 shares)*
American Growth-Income Trust	Growth-Income Fund (Class 1 shares)*
American High-Income Bond Trust	High-Income Bond Fund (Class 1 shares)*
American International Trust	International Fund (Class 1 shares)*
American New World Trust	New World Fund (Class 1 shares)

*Prior to April 28, 2008, the American Blue Chip Income and Growth Trust, the American Growth Trust, the American Growth-Income Trust, the American High-Income Bond Trust and the American International Trust invested in Class 2 shares of the corresponding American Fund Master Fund which is subject to a 0.25% Rule 12b-1 fee. Effective April 28, 2008 each of these JHT Feeder Funds commenced investing in Class 1 shares of the corresponding American Fund Master Fund which is not subject to a Rule 12b-1 fee and increased the Rule 12b-1 fee for each class of shares of the JHT Feeder Fund by 0.25% to the following rates: 0.75% for Series II shares, 0.60% for Series I shares and 0.25% for Series III shares.

The prospectus for the American Fund Master Funds is delivered together with this Prospectus.

Series I shares of the JHT Feeder Funds are only available for sale to separate accounts that are used to support variable life insurance policies issued by certain insurance companies affiliated with the Adviser.

Investment Objectives and Strategies
Each JHT Feeder Fund has a stated investment objective which is the same as the objective of the American Fund Master Fund in which it invests. Each American Fund Master Fund pursues this objective through separate investment strategies or policies. There can be no assurance that JHT Feeder Fund or the American Fund Master Fund will achieve its investment objective. The differences in objectives and policies among the American Fund Master Funds can be expected to affect the return of JHT Feeder Fund and the degree of market and financial risk to which each JHT Feeder Fund is subject. Additional information about JHT Feeder Funds’ and American Fund Master Fund’s investment policies is set forth below under “Additional Information About Each JHT Feeder Fund’s and each American Fund Master Fund’s Investments — Additional Investment Policies.” The investment objective of each JHT Feeder Fund is nonfundamental (i.e., the objective may be changed without the approval of shareholders).

More complete descriptions of certain other instruments in which the JHT Feeder Funds may invest are set forth in the SAI.

Portfolio Turnover.  Portfolio changes of the American Fund Master Funds will be made without regard to the length of time particular investments may have been held. Unless otherwise noted in the following descriptions, each American Fund Master Fund anticipates that its annual portfolio turnover rate will not exceed 100%. A high portfolio turnover rate generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the American Fund Master Fund. The portfolio turnover rate of each American Fund Master Fund may vary from year to year, as well as within a year.

Additional Information About Each JHT Feeder Fund’s and Each American Fund Master Fund’s Investments

Master-Feeder Structure

Each master fund may have other shareholders, each of whom will pay their proportionate share of the master fund’s expenses. A large shareholder of a master fund could have more voting power than a JHT Feeder Fund on matters of a master fund submitted to shareholder vote. In addition, a large redemption by another shareholder of the master fund may increase the proportionate share of the costs of the master fund borne by the remaining shareholders of the master fund, including JHT Feeder Fund.

Each JHT Feeder Fund has the right to withdraw its entire investment from its corresponding master fund without shareholder approval if the Board determines that it is in the best interest of JHT Feeder Fund and its shareholders to do so. At the time of such withdrawal, the Board would have to consider what action should be taken which may include: (a) investing all of the assets of the JHT Feeder Funds in another master fund, (b) electing to have another adviser manage the assets directly (either as an adviser to the JHT Feeder Funds or as a subadviser to the JHT Feeder Funds with John Hancock Investment Management Services, LLC as the adviser) or (c) taking other appropriate action. A withdrawal by a JHT Feeder Fund of its investment in the corresponding master fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the JHT Feeder Fund. Should such a distribution occur, the JHT Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a JHT Feeder Fund could result in a less diversified portfolio of investments and could affect adversely the liquidity of JHT Feeder Fund.

Because each JHT Feeder Fund invests substantially all of its assets in a master fund, each JHT Feeder Fund will bear the fees and expenses of both the JHT Feeder Fund and the master fund. Therefore, JHT Feeder Fund fees and expenses may be higher than those of a fund which invests directly in securities.

Repurchase Agreements

Each of the JHT Feeder Funds may enter into repurchase agreements. Information regarding repurchase agreements is set forth under “Additional Information about the Funds’ Principal Investment Policies — Repurchase Agreements.”

Additional Investment Policies

Additional investment policies of the master funds are set forth in the statement of additional information of the master fund which is available upon request.

Advisory Arrangements

Because the JHT Feeder Funds are feeder funds, they do not have an investment adviser. See the master funds’ prospectus for a description of the master funds’ advisory arrangements.

Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931, serves as investment adviser to each American Fund Master Fund and to other mutual funds, including those in The American Funds Group. CRMC, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. CRMC manages the investment portfolio and business affairs of each American Fund Master Fund.

The total management fee paid by each master fund, as a percentage of average net assets, for the fiscal year ended 12/31/2007 is as follows:

Asset Allocation Fund	0.31%*
Bond Fund	0.40%*
Global Growth Fund	0.53%*
Global Small Capitalization Fund	0.70%*
Growth Fund	0.32%*
Growth-Income Fund	0.26%*
High-Income Bond Fund	0.47%*
International Fund	0.49%*
New World Fund	0.76%*

* CRMC is waiving a portion of its management fee. The fee shown does not reflect the waiver. Please see the financial highlights table in the American Funds prospectus or annual report for further information.

AMERICAN ASSET ALLOCATION TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the Asset Allocation Fund, a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments. In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba or below by Moody’s and BB or below by S&P or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.” The master fund is designed for investors seeking above-average total return.

In seeking to pursue its investment objective, the master fund will vary its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the master fund’s investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40% — 80% in equity securities, 20% — 50% in debt securities and 0% — 40% in money market instruments. The proportion of equities, debt and money market securities held by the master fund will vary with market conditions and the investment adviser’s assessment of their relative attractiveness as investment opportunities. The master fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and not included in S&P’s 500 Composite Index, and up to 5% of its assets in debt securities of non-U.S. issuers.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA :

12.3%	6.4%	3.8%	0.0%	-12.8%	21.2%	7.7%	8.6%	14.1%	6.0%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	12.04% (Quarter ended 6/30/2003) Worst Quarter -12.45% (Quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	5.99%	11.40%	6.38%	08/01/1989
Combined IndexB	6.22%	9.51%	6.26%

A Series II shares were first offered on April 30, 2007. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the Asset Allocation Fund, a series of American Funds Insurance Series and the master fund in which the American Asset Allocation Trust invests. The performance of the Class 1 shares of the Asset Allocation Fund has been adjusted to reflect the 0.75% Rule 12b-1 fee of Series II shares of the American Asset Allocation Trust. The Class 1 shares of the Asset Allocation Fund were first issued on August 1, 1989.
B The combined Index represents 60% of the Standard & Poor’s 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

AMERICAN BOND TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to maximize current income and preserve capital.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the Bond Fund, a series of American Funds Insurance Series. The master fund normally invests at least 80% of its net assets (plus borrowing for investment purposes) in bonds. The master will invest at least 65% of its assets in investment-grade debt securities (including cash and cash equivalents) and may invest up to 35% of its assets in bonds that are rated Ba or below by Moody’s and BB or below by S&P or that are unrated but determined to be of equivalent quality (so called “junk bonds”). It may invest in bonds of issuers domiciled outside the United States.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series II A :

3.6%	2.0%	4.4%	7.7%	3.5%	12.2%	5.2%	1.1%	6.5%	2.8%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	4.96% (Quarter ended 12/31/2002) Worst Quarter -1.90% (Quarter ended 6/30/2004)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	2.76%	5.49%	4.86%	01/02/1996
Lehman Brothers Aggregate Bond Index	6.97%	4.42%	5.97%

A Series II shares were first offered on July 29, 2005. For periods prior to this date, the performance shown reflects the performance of Class 2 shares of the Bond Fund, a series of American Funds Insurance Series and the master fund in which the American Bond Trust invests. The performance of the Class 2 shares of the Bond Fund has been adjusted to reflect the 0.50% Rule 12b-1 fee of Series II shares of the American Bond Trust. The Class 2 shares of the Bond Fund were first issued on January 2, 1996.

AMERICAN GLOBAL GROWTH TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow over time.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the Global Growth Fund, a series of American Funds Insurance Series. The Global Growth Fund invests primarily in common stocks of companies (including small and medium sized companies) located around the world. The Global Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Global Growth Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA :

28.1%	68.8%	-19.3%	-14.6%	-15.1%	34.6%	13.0%	13.5%	19.8%	14.2%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	40.81% (Quarter ended 12/31/1999) Worst Quarter -20.54% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	14.21%	18.76%	11.56%	04/30/1997
Lipper Global Fund Index	9.28%	17.10%	7.78%
MSCI World Index	7.09%	14.93%	5.43%

A Series II shares were first offered on April 30, 2007. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the Global Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Global Growth Trust invests. The performance of the Class 1 shares of the Global Growth Fund has been adjusted to reflect the 0.75% Rule 12b-1 fee of Series II shares of the American Global Growth Trust. The Class 1 shares of the Global Growth Fund were first issued on April 30, 1997.

AMERICAN GLOBAL SMALL CAPITALIZATION TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow over time.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the Global Small Capitalization Fund, a series of American Funds Insurance Series. The Global Small Capitalization Fund invests primarily in stocks of smaller companies located around the world. Normally, the Global Small Capitalization Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations, measured at the time of purchase.

The Global Small Capitalization Fund holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less. The adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. The Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Global Small Capitalization Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA :

90.4%	-17.0%	-13.3%	-19.4%	52.8%	20.2%	24.7%	23.4%	20.7%

1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	28.73% (Quarter ended 12/31/1999) Worst Quarter -28.31% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	20.69%	27.83%	14.95%	04/30/1998
S&P/Citigroup Global ex US <2 Billion IndexB	14.84%	29.65%	12.37%

A Series II shares were first offered on April 30, 2007. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the Global Small Capitalization Fund, a series of American Funds Insurance Series and the master fund in which the American Global Small Capitalization Trust invests. The performance of the Class 1 shares of the Global Small Capitalization Fund has been adjusted to reflect the 0.75% Rule 12b-1 fee of Series II shares of the American Global Small Capitalization Trust. The Class 1 shares of the Global Small Capitalization Fund were first issued on April 30, 1998.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

AMERICAN GROWTH TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the Growth Fund, a series of American Funds Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada.

In seeking to pursue its investment objective, the Fund may invest in the securities of issuers representing a broad range of market capitalizations. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA :

34.6%	56.5%	4.0%	-18.6%	-24.8%	36.2%	11.9%	15.6%	9.6%	11.7%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	30.56% (Quarter ended 12/31/1999) Worst Quarter -27.27% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	11.73%	16.63%	11.20%	02/08/1984
S&P 500 Index	5.49%	12.83%	5.91%

A Series II shares were first offered on May 5, 2003. For periods prior to this date, the performance shown reflects the performance of Class 2 shares of the Growth Fund, a series of American Funds Insurance Series and the master fund in which the American Growth Trust invests. The performance of the Class 2 shares of the Growth Fund has been adjusted to reflect the 0.50% Rule 12b-1 fee of Series II shares of the American Growth Trust. The Class 2 shares of the Growth Fund were first issued on February 8, 1984.

AMERICAN GROWTH-INCOME TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investments grow and to provide the shareholder with income over time.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the Growth-Income Fund, a series of American Funds Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund may invest up to 15% of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor’s 500 Composite Index.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

17.5%	10.6%	7.4%	2.0%	-18.8%	31.8%	9.8%	5.3%	14.6%	4.5%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	18.70% (Quarter ended 12/31/1998) Worst Quarter -18.80% (Quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	4.48%	12.78%	7.76%	02/08/1984
S&P 500 Index	5.49%	12.83%	5.91%

A Series II shares were first offered on May 5, 2003. For periods prior to this date, the performance shown reflects the performance of Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series and the master fund in which the American Growth-Income Trust invests. The performance of the Class 2 shares of the Growth-Income Fund has been adjusted to reflect the 0.50% Rule 12b-1 fee of Series II shares of the American Growth-Income Trust. The Class 2 shares of the Growth-Income Fund were first issued on February 8, 1984.

AMERICAN HIGH-INCOME BOND TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to provide a high level of current income and, secondarily, capital appreciation.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the High-Income Bond Fund, a series of American Funds Insurance Series. The High-Income Bond Fund invests at least 65% of its assets in higher yielding and generally lower quality debt securities (rated Ba or below by Moody’s or BB or below by S&P or unrated but determined to be of equivalent quality). Such securities are sometimes referred to as “junk bonds.”

The High-Income Bond Fund may also invest up to 25% of its assets in securities of non-U.S. issuers. Normally, the High-Income Bond Fund invests at least 80% of its assets in bonds and other debt securities (this policy is subject to change upon 60 days’ notice to shareholders). The High-Income Bond Fund may also invest up to 20% of its assets in equity securities that provide an opportunity for capital appreciation.

The High-Income Bond Fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

-0.3%	5.0%	-3.8%	7.2%	-2.2%	28.8%	9.0%	1.7%	10.1%	0.7%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	10.62% (Quarter ended 12/31/2002) Worst Quarter -9.21% (Quarter ended 6/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	0.69%	9.62%	5.27%	02/08/1984
Merrill US High Yield Master II Index	2.24%	10.76%	5.52%

A Series II shares were first offered on April 30, 2007. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the High-Income Bond Fund, a series of American Funds Insurance Series and the master fund in which the American High-Income Bond Trust invests. The performance of the Class 1 shares of the High-Income Bond Fund has been adjusted to reflect the 0.75% Rule 12b-1 fee of Series II shares of the American High-Income Bond Trust. The Class 1 shares of the High-Income Bond Fund were first issued on June 17, 1999.

AMERICAN INTERNATIONAL TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the International Fund, a series of American Funds Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

20.3%	75.1%	-22.5%	-20.3%	-15.3%	34.1%	18.7%	20.9%	18.3%	19.4%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	42.16% (Quarter ended 12/31/1999) Worst Quarter -19.76% (Quarter ended 9/30/2002)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series IIA	19.41%	22.15%	11.62%	05/01/1990
MSCI EAFE Index	11.62%	22.08%	9.04%

A Series II shares were first offered on May 5, 2003. For periods prior to this date, the performance shown reflects the performance of Class 2 shares of the International Fund, a series of American Funds Insurance Series and the master fund in which the American International Trust invests. The performance of the Class 2 shares of the International Fund has been adjusted to reflect the 0.50% Rule 12b-1 fee of Series II shares of the American International Trust. The Class 2 shares of the International Fund were first issued on May 1, 1990.

AMERICAN NEW WORLD TRUST

Adviser to Master Fund:	Capital Research and Management Company

Investment Objective:	To seek to make the shareholders’ investment grow over time.

Investment Strategies:	The Fund invests all of its assets in the master fund, Class 1 shares of the New World Fund, a series of American Funds Insurance Series. The New World Fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

The New World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds, with exposure to these countries. The New World Fund is designed for investors seeking capital appreciation. Investors in the New World Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The New World Fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in what the subadviser deems qualified countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds (“junk bonds”) and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the New World Fund will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The fund’s investment adviser will maintain a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Israel, Jordan, Lebanon, Malaysia, Mexico, Morocco, Oman, Panama, Peru, the Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey and Venezuela.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

•	Active Management risk
•	Credit and Counterparty risk
•	Equity Securities risk
•	Fixed-Income Securities risk
•	Foreign Securities risk
•	Hedging, Derivatives and Other Strategic Transactions risk
•	Issuer risk
•	Liquidity risk
•	Medium and Small Company risk

Past Performance
The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series IIA:

-13.1%	-4.7%	-6.2%	38.5%	18.2%	20.2%	31.9%	31.4%

2000	2001	2002	2003	2004	2005	2006	2007

Best Quarter:	15.44% (Quarter ended 06/30/2003) Worst Quarter -16.12% (Quarter ended 9/30/2001)

Average Annual Total Returns For Period Ended 12/31/2007

	One	Five	Since	Date of
	Year	Year	Inception	Inception

Series IIA	31.39%	27.81%	14.28%	06/17/1999
MSCI AC World IndexB	11.66%	18.24%	5.31%

A Series II shares were first offered on April 30, 2007. For periods prior to this date, the performance shown reflects the performance of Class 1 shares of the New World Fund, a series of American Funds Insurance Series and the master fund in which the American New World Trust invests. The performance of the Class 1 shares of the New World Fund has been adjusted to reflect the 0.75% Rule 12b-1 fee of Series II shares of the American New World Trust. The Class 1 shares of the New World Fund were first issued on June 17, 1999.
B The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the Fund.

OTHER PERMITTED INVESTMENTS BY THE FUNDS OF FUNDS

Certain Funds of Funds may directly:

•	Purchase U.S. government securities and short-term paper.
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (“1940 Act”), subject to the limits set forth under the 1940 Act and rules thereunder.
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser, including Exchange Traded Funds, subject to the limits set forth under the 1940 Act and rules thereunder.
•	Purchase securities of registered closed-end investment companies.
•	Invest in equity securities that may include common and preferred stocks of large, medium and small capitalization companies in both developed (including the U.S.) and emerging markets.
•	Invest in fixed income securities that may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed income securities rated below investment grade (sometimes referred to as “junk bonds”).
•	Invest up to 15% of its net assets in illiquid securities, including securities issued by limited partnerships and other pooled investment vehicles, including hedge funds.
•	Make short sales of securities (borrow and sell securities not owned by the Fund), either to realize appreciation when a security that the Fund does not own declines in value or as a hedge against potential declines in the value of a Fund security.
•	Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodity-linked derivatives.
•	Purchase and sell commodities and enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities.

A Fund may use various investment strategies such as hedging and other related transactions. For example, a Fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by a Fund. In addition, these strategies may be used to gain exposure to a particular securities market. A Fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risks” in the SAI.

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Fund is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Fund’s Chief Compliance Officer. See “Additional Information Concerning Taxes” in the SAI.

ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’
PRINCIPAL RISKS AND INVESTMENT POLICIES

Commodity Risk

Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives Risk

A Portfolio’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange Traded Funds (ETFs) Risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of Funds Risk

A Portfolio’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the Portfolio’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objective. A Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolios invest in Underlying Funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent a Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks. As a Portfolio’s asset mix becomes more conservative, the Portfolio becomes more susceptible to risks associated with fixed-income securities.

Investment Company Securities Risk

The Portfolios bear their own expenses and indirectly bear their proportionate share of expenses of the Underlying Funds in which they invest.

Short Sales Risk

Short sales involve costs and risk.  The Portfolios must pay the lender interest on the securities they borrow, and the Portfolios will lose money if the price of the security increases between the time of the short sale and the date when the Portfolios replace the borrowed securities.

Target Allocation Risks

The Portfolios have target allocations between equity and fixed income securities. The initial target allocation for the Portfolios are: When a Portfolio has a greater asset mix of equity securities it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” Over time, as a Portfolio gets closer to its target date the Portfolio’s asset mix becomes more conservative as it contains more fixed income and short-term fixed income securities. The risks associated with fixed income and short-term fixed income securities are explained under “Interest Rate Risk,” “Credit and Counterparty Risk” and “Lower Rated Fixed Income Securities Risk.” A Portfolio’s transformation reflects the need to reduce investment risk as retirement approaches and the need for lower volatility since the Portfolio may be a primary source of income for an investor after retirement.

ADDITIONAL INFORMATION ABOUT
THE FUNDS’ PRINCIPAL RISKS AND INVESTMENT POLICIES

Risks of Investing in Certain Types of Securities

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Active Management risk

Funds that are not index funds are actively managed by their subadvisers. The performance of a Fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a Fund’s investment objective. If the subadvisers’ investment strategies do not perform as expected, the Funds could underperform other mutual funds with similar investment objectives or lose money.

Credit and Counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (“OTC”) derivatives contract, see “Hedging, Derivatives and Other Strategic Transactions Risk,” or a borrower of a Fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (“S&P”), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of Fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. A Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Equity Securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a Fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Funds are invested in decline or if overall market and economic conditions deteriorate. Even Funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

The Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value Investing Risk.  Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A Fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth Investing Risk.  Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange Traded Funds risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed Income Securities Risk

Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest Rate Risk.  Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit Quality Risk.  Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a Fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than Funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment Grade Fixed Income Securities in the Lowest Rating Category Risk.  Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P’s and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower Rated Fixed Income Securities Risk and High Yield Securities Risk.  Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
•	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
•	Dependence on Subadviser’s Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed Income Securities.  Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed Income Securities.  Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities Risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal.  Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign Securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund’s investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in a foreign security. All Funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than Funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency Risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a Fund’s investments. Currency risk includes both the risk that currencies in which a Fund’s investments are traded, or currencies in which a Fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a Fund’s currency exposure being substantially different than that suggested by its securities investments. All Funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a Fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, Derivatives and Other Strategic Transactions risk

The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a Fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a Fund if the counterparty to the transaction does not perform as promised.

A Fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the Funds to various securities, markets and currencies without the Funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of Fund assets and making new investments over time. For a description of the various derivative instruments the Funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a Funds contracts with a limited number of counterparties, the Fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund’s portfolio securities. If the transaction is not successful it could result in a loss to the Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a Fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

High Portfolio Turnover risk

A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a Fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a Fund may vary from year to year, as well as within a year.

Industry or Sector Investing risk

When a Fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual Funds and are far less diversified than the broad securities markets. This means that concentrated Funds tend to be more volatile than other mutual Funds, and the values of their investments tend to go up and down more rapidly. In addition, a Fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

Banking Risk.  Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital Funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry Risk.  A Fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

Health Sciences Risk.  Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

Insurance Risk.  Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies Risk.  Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Telecommunications Risk.  Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology Related Risk.  A Fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under “Medium and Small Company Risk.”

Utilities Risk.  Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial Public Offerings risk

Certain Funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for a Fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk

An issuer of a security purchased by a Fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity risk

A Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for Funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and Small Company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all Funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Mortgage-Backed and Asset-Backed Securities risk

Mortgage-Backed Securities.  Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the Fund and not the purchase of shares of the Fund.

Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the Fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the Fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a Fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

Collateralized Mortgage Obligations.  A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities.  Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Non-Diversified Fund risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain

Funds are not “diversified” within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a Fund’s investment strategies or techniques may be more pronounced for these Funds than for Funds that are “diversified.”

Short Sales risk

The Funds may make short sales of securities.  This means a Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. A Fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a Fund closes its short position or replaces a borrowed security, a Fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

Securities Lending risk

The Fund’s loans of portfolio securities may not exceed 33 1/3% of the value of the Fund’s total assets, measured at the time of the most recent loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower.

Additional Information About the Funds’ Principal Investment Policies

Subject to certain restrictions and except as noted below, a Fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A Fund may enter into foreign repurchase agreements.  Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A Fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a Fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities.  These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund’s total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The Funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The Funds may enter into mortgage dollar rolls.  Under a mortgage dollar roll, a Fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a Fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The Funds may only enter into covered rolls.  A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a Fund’s NAV per share, the Funds will cover the transaction as described above.

Repurchase Agreements

The Funds may enter into repurchase agreements.  Repurchase agreements involve the acquisition by a Fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The Fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The Funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a Fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The Funds will maintain on their records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a Fund’s NAV per share, the Funds will cover the transaction as described above.

U.S. Government Securities

The Funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Banks (“FHLBs”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).

Warrants

The Funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued Securities/Forward Commitments

A Fund may purchase or sell debt or equity securities on a “when-issued”, delayed-delivery or “forward commitment” basis. These terms mean that the Fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

MANAGEMENT OF JHT

Advisory Arrangements

John Hancock Investment Management Services, LLC (the “Adviser”) is the adviser to JHT. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Adviser administers the business and affairs of JHT. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all Funds. The Adviser does not itself manage any portfolio assets but has ultimate responsibility to oversee the subadvisers. In this connection, the Adviser (i) monitors the compliance of the subadvisers with the investment objectives and related policies of each Fund, (ii) reviews the performance of the subadvisers and (iii) reports periodically on such performance to the Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement for each Fund (except those listed below) is available in the Fund’s annual report to shareholders for the year ended December 31, 2007. A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement for the Lifecycle Trusts, Core Allocation Plus Trust and Floating Rate Income Trust will be available in the Fund’s semi-annual report to shareholders for the six month period ended June 30, 2008.

JHT has received an order from the SEC permitting the Adviser to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. JHT, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHT (other than by reason of serving as subadviser to a Fund) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

As compensation for its services, the Adviser receives a fee from JHT computed separately for each Fund. On September 22-23, 2005, the Trustees of JHT approved an amendment to JHT’s advisory agreement changing the method of calculating the advisory fees of most JHT Funds. This change, which is described below, became effective October 14, 2005.

Prior to the amendment to the advisory agreement, the advisory fee was stated as an annual percentage of the current value of a Fund’s net assets. Under the advisory agreement as amended, the amount of the advisory fee for most Funds is determined by applying the daily equivalent of an annual fee rate to the net assets of the Fund. The annual fee rate is calculated each day by applying the annual percentage rates in the tables in Appendix A to the applicable portions of Aggregate Net Assets shown in the tables and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the Fund as well as of one or more other funds managed by the same subadviser as indicated in the notes to the tables, but only for the period during which the subadviser for the Fund also serves as the subadviser for the other funds.

Under the advisory agreement, both before and after the amendment, the advisory fee is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the annual percentage rate for a Fund by the value of the net assets of the Fund at the close of business on the previous business day of JHT.

The table presented in Appendix A is a schedule of the management fees each Fund currently is obligated to pay the Adviser, either as an annual percentage of the current value of the Fund’s net assets or as a percentage of Aggregate Net Assets, as applicable. For information on the advisory fee for the master fund for each of the JHT Feeder Funds please refer to the master fund prospectus (the American Funds Insurance Series prospectus) which accompanies this Prospectus as well as the disclosure regarding the American Funds set forth above under “Fees and Expenses for Each Fund.”

Subadvisory Arrangements and Management Biographies

The Adviser has entered into subadvisory agreements with the subadvisers to the Funds. Under these agreements, the subadvisers manage the assets of the Funds, subject to the supervision of the Adviser and the Trustees of JHT. Each subadviser formulates a continuous investment program for each Fund it subadvises, consistent with the Fund’s investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of JHT with respect to the implementation of such programs. A discussion regarding the basis for the Board of Trustees’ approval of each subadvisory agreement is available in the Fund’s annual report to shareholders for the year ended December 31, 2007.

Subadvisory Fees.  Each subadviser is compensated by the Adviser, subject to Board approval, and not by the Fund or Funds which it subadvisers.

Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the Funds, including a brief summary of the portfolio managers’ business careers over the past five years. The SAI includes additional details about the Funds’ portfolio managers, including information about their compensation, accounts they manage other than the Funds and their ownership of Fund securities.

Capital Guardian Trust Company (“CGTC”)

CGTC is located at 333 South Hope Street, Los Angeles, California 90071. CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CGTC has been providing investment management services since 1968.

CGTC uses a multiple portfolio manager system in managing a portfolio’s assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. Each manager’s role is to decide how their respective segment will be invested by selecting securities within the limits provided by the portfolio’s objectives and policies. CGTC’s investment committee oversees this process. In addition, CGTC’s investment analysts also may make investment decisions with respect to a portion of a fund’s portfolio. Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.

Fund	Portfolio Manager

U.S. Large Cap Trust	Multi-Manager System 1

Multi-Manager System 1:
Portfolio Manager	Length of Service
Title, Company Affiliation	with CGTC or an Affiliate	Business Experience During the Past 5 Years

Terry Berkemeier Senior Vice President, CGTC	16 years	Portfolio Manager selecting equity securities
Michael R. Ericksen Director and Senior Vice President, CGTC	21 years	Portfolio Manager selecting equity securities
David I. Fisher Chairman of the Board, CGTC	38 years	Portfolio Manager selecting equity securities
Karen A. Miller Director and Senior Vice President, CGTC	17 years	Portfolio Manager selecting equity securities
Theodore R. Samuels Director and Senior Vice President, CGTC	26 years	Portfolio Manager selecting equity securities
Eric H. Stern Director and Senior Vice President, CGTC	16 years	Portfolio Manager selecting equity securities
Alan J. Wilson Director and Senior Vice President, CGTC	17 years	Portfolio Manager selecting equity securities

Capital Research Management Company (“CRMC”)

CRMC is located at 333 South Hope Street, Los Angeles, California 90071. CRMC is a wholly-owned subsidiary of Capital Group Companies, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CRMC has been providing investment management services since 1968.

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund’s objective(s) and policies and by CRMC’s investment committee. In addition, CRMC’s investment analysts make investment decisions with respect to a portion of a fund’s portfolio.

The primary individual portfolio counselors for each of the funds are:

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

James K. Dunton Vice Chairman of the Board	Growth-Income Fund — 24 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 46 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund and Blue Chip Income and Growth Fund

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

Donald D. O’Neal President and Trustee	Growth-Income Fund — 3 years	Senior Vice President — Capital Research Global Investors Investment professional for 23 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund

Alan N. Berro Senior Vice President	Asset Allocation Fund — 8 years	Senior Vice President — Capital World Investors Investment professional for 22 years in total; 17 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Fund

Abner D. Goldstine Senior Vice President	Bond Fund — 12 years (since the fund’s inception) High-Income Bond Fund — 10 years	Senior Vice President — Fixed Income, CRMC Investment professional for 56 years in total; 41 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Bond Fund and High-Income Bond Fund

Claudia P. Huntington Vice President	Growth-Income Fund — 14 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital Research Global Investors Investment professional for 35 years in total; 33 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund

Robert W. Lovelace Vice President	Global Growth Fund — 11 years (since the fund’s inception) New World Fund — 9 years (since the fund’s inception)	Senior Vice Presidents — Capital World Investors Investment professional for 23 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Fund and New World Fund

Susan M. Tolson Vice President	High-Income Bond Fund — 13 years (plus 2 years of prior experience as an investment analyst for the fund) Asset Allocation Fund — 8 years	Senior Vice President — Fixed Income, CRMC Investment professional for 20 years in total; 18 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for High-Income Bond Fund and Asset Allocation Fund

David C. Barclay	High-Income Bond Fund — 15 years New World Fund — 9 years (since the fund’s inception) Bond Fund — 10 years	Senior Vice President — Fixed Income, CRMC Investment professional for 27 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio counselor for High-Income Bond Fund, New World Fund and Bond Fund

Donnalisa Barnum	Growth Fund — 5 years	Senior Vice President — Capital World Investors Investment professional for 27 years in total; 22 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Fund

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

Gordon Crawford	Global Small Capitalization Fund — 10 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 37 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Fund and Growth Fund

Mark H. Dalzell	Bond Fund — 3 years	Senior Vice President — Fixed Income, CRMC Investment professional for 30 years in total; 20 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Bond Fund

Mark E. Denning	Global Small Capitalization Fund — 10 years (since the fund’s inception)	Senior Vice President — Capital Research Global Investors Investment professional for 26 years, all with CRMC or affiliate	Serves as an equity portfolio counselor (primarily non-U.S.) for Global Small Capitalization Fund

J. Blair Frank	Global Small Capitalization Fund — 5 years Growth — Income Fund — 2 years	Senior Vice President — Capital Research Global Investors Investment professional for 15 years in total; 14 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Small Capitalization Fund and Growth & Income Fund

Nicholas J. Grace	Global Growth Fund — 6 years (plus 4 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 18 years in total; 14 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Fund

Alwyn W. Heong	International Fund — 12 years	Senior Vice President — Capital Research Global Investors Investment professional for 20 years in total; 16 years with CRMC or affiliate	Serves as a non-U.S. equity portfolio counselor for International Fund

Gregg E. Ireland	Growth Fund — 2 years	Senior Vice President — Capital World Investors Investment professional for 36 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Fund

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

Carl M. Kawaja	New World Fund — 9 years (since the fund’s inception)	Senior Vice President — Capital World Investors Investment professional for 20 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio counselor for New World Fund

Michael T. Kerr	Asset Allocation Fund — 3 years Growth Fund — 3 years	Vice President — Capital World Investors Investment professional for 25 years in total; 23 years with CRMC or affiliate	Serves as an equity portfolio counselor for Asset Allocation Fund and Growth Fund

Sung Lee	International Fund — 2 years	Senior Vice President — Capital Research Global Investors Investment professional for 14 years, all with CRMC or affiliate	Serves as a non-equity portfolio counselor for International Fund

Jesper Lyckeus	International Fund — less than 1 year (plus 8 years of prior experience as an investment analyst for the Fund)	Senior Vice President — Capital Research Global Investors Investment professional for 13 years in total; 12 years with CRMC of affiliate	Serves as a non-U.S. equity portfolio counselor for International Fund

Ronald B. Morrow	Growth Fund — 5 years (plus 6 years of prior experience as an investment analyst for the fund)	Senior Vice President — Fixed Income, CRMC Investment professional for 40 years in total; 11 years with CRMC or affiliate	Serves as an equity portfolio counselor for Growth Fund

James R. Mulally	Asset Allocation Fund — 2 years	Senior Vice President, Fixed-Income, CRMC Investment professional for 32 years in total; 28 years with CRMC or affiliate	Serves as a fixed-income portfolio counselor for Asset Allocation Fund

C. Ross Sappenfield	Growth-Income Fund — 9 years	Senior Vice President — Capital Research Global Investors Investment professional for 16 years, all with CRMC or affiliate	Serves as an equity portfolio counselor for Growth-Income Fund and Blue Chip Income and Growth Fund

Steven T. Watson	Global Growth Fund — 6 years (plus 4 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 21 years in total; 18 years with CRMC or affiliate	Serves as an equity portfolio counselor for Global Growth Fund and Global Growth and Income Fund

Primary Title with Investment
Portfolio Counselor		Adviser (or Affiliate)
for the Series/Title	Portfolio Counselor	and Investment Experience	Portfolio Counselor’s Role in
(If Applicable)	Experience in the Fund(s)	During Past Five Years	Management of the Fund(s)

Paul A. White	Global Growth Fund — 4 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors 20 years in total; 9 years with CRMC	Serves as an equity portfolio counselor for Global Growth Fund

Additional information regarding the portfolio managers’ compensation, management of other accounts, and ownership of securities in The American Funds Insurance Series can be found in the Statement of Additional Information.

Davis Selected Advisers, L.P. (“Davis”)

Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

Fund	Portfolio Managers

Fundamental Value Trust	Christopher C. Davis
Kenneth Charles Feinberg

•	Christopher C. Davis. Chairman; a Director, President or Vice President of each of the Davis Funds; a portfolio manager with Davis since 1995.
•	Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst.

Declaration Management & Research LLC (“Declaration”)

Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICO”). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Active Bond Trust	Peter Farley
James E. Shallcross

•	Peter Farley, CFA (since 2005). Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research. Mr. Farley is a member of Declaration’s Investment Committee.
•	James E. Shallcross (since 2005). Mr. Shallcross joined Declaration in 1991 and is an Executive Vice President and the Director of Portfolio Management. He oversees the management of all portfolios, supervises the investment staff and is a member of Declaration’s Investment Committee.

Legg Mason Capital Management, Inc. (“Legg Mason”)

Legg Mason traces its history to 1982, is a subsidiary of Legg Mason, Inc., a global asset management firm structured as a holding company, and is located at 100 Light Street, Baltimore, Maryland 21202. Legg Mason serves as the investment manager for several domestic and offshore equity mutual funds.

Fund	Portfolio Manager

Core Equity Trust	Mary Chris Gay*

•	Mary Chris Gay. Ms. Gay has been employed by Legg Mason Inc. since 1988 and Legg Mason Capital Management, Inc. since 1989. She is currently a Senior Vice President for Legg Mason and manages several domestic and international mutual funds and pooled investment vehicles.

*Bill Miller, Chief Investment Officer of Legg Mason, manages a master portfolio that serves as a model for the Core Equity Fund. Ms. Gay, however, is solely responsible for the day-to-day management of the Fund and for implementing the investment strategies pursued by the master portfolio, subject to the Fund’s investment objectives, restrictions, cash flows and other consideration

MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”)

MFC Global (U.S.), a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (“JHFS”) and an affiliate of the Adviser. JHFS is a subsidiary of MFC based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Active Bond Trust	Barry H. Evans
Howard C. Greene
Jeffrey N. Given
Strategic Income Trust	Daniel S. Janis, III
John F. Iles
Barry H. Evans

•	Barry H. Evans. President, joined MFC Global (U.S.) in 1986, he is Chief Fixed Income Officer and a member of the Senior Investment Policy Committee. Prior to joining MFC Global (U.S.), he was a Senior Vice President and Chief Fixed-Income Officer of John Hancock. He joined John Hancock in 1986.
•	Jeffrey N. Given. Vice President; joined MFC Global (U.S.) in 1993.
•	Howard C. Greene. Senior Vice President; joined MFC Global (U.S.) in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.
•	John F. Iles. Vice President, joined MFC Global (U.S.) in December, 1999, previously a Vice President at John Hancock. He joined John Hancock in 1999.
•	Daniel S. Janis, III. Vice President; joined MFC Global (U.S.) in 1999; previously a senior risk manager at BankBoston (1997 to 1999).

MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”)

MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Fund	Portfolio Managers

Money Market Trust	Maralyn Kobayashi
Faisal Rahman
Lifestyle Balanced Trust	Steve Orlich
Scott Warlow
Lifestyle Conservative Trust	Steve Orlich
Scott Warlow
Lifestyle Growth Trust	Steve Orlich
Scott Warlow
Lifestyle Moderate Trust	Steve Orlich
Scott Warlow
Index Allocation Trust	Steve Orlich
Franklin Templeton Founding Allocation Trust	Steve Orlich
American Fundamental Holdings Trust	Steve Orlich
American Global Diversification Trust	Steve Orlich

•	Maralyn Kobayashi. (Co-portfolio manager since inception) Vice President and Senior Portfolio Manager of Money Market Fund; joined MFC Global (U.S.A.) in 1981.
•	Faisal Rahman CFA. (Co-portfolio manager since inception) Portfolio Manager joined MFC Global (U.S.A.) in 2001.
•	Steve Orlich (since May 2006). Vice President and Senior Portfolio Manager, Asset Allocation at MFC Global Investment Management. He joined MFC Global in 1998. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics.
•	Scott Warlow. Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios; joined MFC in 2002. He is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation.

Pacific Investment Management Company LLC (“PIMCO”)

PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660, is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

Fund	Portfolio Managers

Global Bond Trust	Scott Mather

•	Scott Mather. Mr. Mather is a Managing Director, member of PIMCO’s Investment Committee and head of global portfolio management. He joined PIMCO in 1998.

Pzena Investment Management, LLC (“Pzena”)

Pzena, located at 120 West 45th Street, 20th Floor, New York, New York 10036, is an investment advisor to high net worth individuals, pension plans, foundations, endowments, mutual funds and other institutional accounts. As of January 1, 2008, the majority interest in Pzena was owned by the firm’s four managing principals:

Richard S. Pzena	Managing Principal, CEO, Co-Chief Investment Officer
John P. Goetz	Managing Principal, Co-Chief Investment Officer
William L. Lipsey	Managing Principal, Marketing & Client Services
A. Rama Krishna	Managing Principal, Portfolio Manager

In addition, twenty-two (22) additional employees owned interests in the firm as of January 1, 2008. Mr. Pzena has ownership interests in excess of 25% and is therefore deemed a control person of Pzena.

Fund	Portfolio Managers

Classic Value Trust	Richard S. Pzena
John P. Goetz
Antonio DeSpirito, III

•	Richard S. Pzena. Managing Principal, CEO, Co-Chief Investment Officer and Founder of Pzena; joined Pzena in 1995.
•	John P. Goetz. Managing Principal & Co-Chief Investment Officer; joined Pzena in 1996.
•	Antonio DeSpirito, III. Principal; joined Pzena in 1996 as a Senior Research Analyst.

Templeton Investment Counsel, LLC (“Templeton”)

Templeton is located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394, and has been in the business of providing investment advisory services since 1954. As of November 30, 2007, Templeton and its affiliates managed over $647 billion in assets. Templeton Investment Counsel, LLC is an indirect wholly owned subsidiary of Franklin Resources, Inc.

Fund	Portfolio Managers

International Value Trust	Tucker Scott, CFA
Cindy Sweeting, CFA
Peter Nori, CFA
Neil Devlin, CFA

•	Tucker Scott, CFA. Lead Portfolio Manager, Executive Vice President; joined Templeton Global in 1996; previously worked at Aeltus Investment Management.
•	Cindy Sweeting, CFA. President; joined Templeton in 1997.
•	Peter Nori, CFA. Executive Vice President; joined Templeton in 1994; previously worked at Franklin since 1987.
•	Neil Devlin, CFA. Senior Vice President; joined Templeton in 2006; previously worked at Boston Partners since 2000.

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of December 31, 2007, T. Rowe Price and its affiliates managed over $400.0 billion for over ten million individual and institutional investor accounts.

Fund	Portfolio Managers

Blue Chip Growth Trust	Larry J. Puglia
Equity-Income Trust	Brian C. Rogers

•	Larry J. Puglia. Vice President; joined T. Rowe Price in 1990.
•	Brian C. Rogers. Vice President; joined T. Rowe Price in 1982.

•	Brian C. Rogers. Chief Investment Officer; joined T. Rowe Price in 1982; responsible for the Fund’s dividend-paying common stock and value stock investments.

UBS Global Asset Management (Americas) Inc. (“UBS”)

UBS, One North Wacker Drive, Chicago, Illinois 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

Fund	Portfolio Managers

Global Allocation Trust	Thomas Clarke
Edwin Denson

•	Thomas Clarke. Mr. Clarke is a Managing Director and Head of Currency Analysis and Strategy at UBS Global Asset Management. Mr. Clarke has been an investment professional at UBS Global Asset Management since 2000.
•	Edwin Denson. Mr. Denson is an Executive Director and has been a senior asset allocation analyst at UBS Global Asset Management since 2005. He is a member of the Asset Allocation Analysis and Strategy team. Previously, he served as director and asset allocation analyst with UBS Global Asset Management since 2001.

Wellington Management Company, LLP (“Wellington Management”)

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of February 29, 2008, Wellington Management had investment management authority with respect to approximately $554 billion in assets.

Fund	Portfolio Managers

Investment Quality Bond Trust	Thomas L. Pappas, CFA
Christopher L. Gootkind, CFA
Christopher A. Jones, CFA

•	Christopher L. Gootkind, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 2000.
•	Christopher A. Jones, CFA. Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1994.
•	Thomas L. Pappas, CFA. Senior Vice President and Fixed Income Portfolio Manager; joined Wellington Management as an investment professional in 1987.

Western Asset Management Company (“Western”)

Western’s sole business is managing fixed-income portfolios, an activity the Firm has pursued for over 35 years. From offices in Pasadena, Hong Kong, London, Melbourne, New York, Sao Paulo, Singapore and Tokyo, Western’s 1,000 employees perform investment services for a wide variety of global clients. The Firm’s clients include charitable, corporate, health care, insurance, mutual fund, public and union organizations, and client portfolios range across an equally wide variety of mandates, from money market to emerging markets. Western’s current client base totals 724, representing 46 countries, 1,414 accounts, and $628.4 billion in assets under management.

Fund	Portfolio Managers

Strategic Bond Trust	S. Kenneth Leech
Steven A. Walsh
Keith J. Gardner
Mark S. Lindbloom
Michael C. Buchanan

•	S. Kenneth Leech. (co-portfolio manager since inception) Chief Investment Officer, joined Western in 1990. Prior to joining Western, Mr. Leech worked at Greenwich Capital Markets Portfolio Manager, 1988-1990; The First Boston Corporation Fixed Income Manager, 1980-1988 and National Bank of Detroit Portfolio Manager, 1977-1980.
•	Steven A. Walsh. (co-portfolio manager since inception) Deputy Chief Investment Officer, joined Western in 1991. Prior to Western, Mr. Walsh worked at Security Pacific Investment Managers, Inc. Portfolio Manager, 1989-1991 and Atlantic Richfield Company Portfolio Manager, 1981-1988.
•	Michael C. Buchanan. (co-portfolio manager since inception) Portfolio Manager, joined Western in 2005. Prior to Western, Mr. Buchanan worked for Credit Suisse Asset Management Managing Director, Head of U.S. Credit Products, 2003-2005; Janus Capital Management Executive Vice President, Portfolio Manager, 2003; BlackRock Financial

Management Managing Director, Head of High Yield Trading, 1998-2003 and Conseco Capital Management Vice President, Portfolio Manager, 1990-1998.

•	Keith J. Gardner. Portfolio Manager/Research Analyst, joined Western in 1994. Prior to Western, Mr. Gardner worked for Legg Mason, Inc. Portfolio Manager, 1992-1994; T. Rowe Price Associates, Inc. Portfolio Manager, 1985-1992 and Salomon Brothers, Inc. Research Analyst, 1983-1985.

MULTICLASS PRICING; RULE 12B-1 PLANS

Multiple Classes of Shares

Each of the Funds (except the JHT Feeder Funds) issue three classes of shares: NAV Shares, Series I shares and Series II shares. The JHT Feeder Funds issue Series I, Series II and Series III shares.

Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees for Series I shares, Series II shares and Series III shares, and voting rights.

The expenses of each Fund are borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the Fund attributable to shares of each class. Notwithstanding the foregoing, “class expenses” are allocated to each class. “Class expenses” for each Fund include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which the Adviser to each Fund determines are properly allocable to a particular class. The Adviser will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. The Adviser’s determination is subject to ratification or approval by the Board. The kinds of expenses that the Adviser may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees’ fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

All shares of each Fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Rule 12b-1 Plans of Each Class

Series I shares of each Fund are subject to a Rule 12b-1 fee of 0.05% of Series I share average daily net assets except as follows:

•	Each JHT Feeder Fund is subject to a Rule 12b-1 fee of 0.60% of Series I share average daily net assets. Each Fund invests in Class 1 shares of its corresponding American Fund Master Fund which does not pay a Rule 12b-1 fee.

Series II shares of each Fund are subject to a Rule 12b-1 fee of up to 0.25% of Series II share average daily net assets except as follows:

•	Each JHT Feeder Fund is subject to a Rule 12b-1 fee of 0.75% of Series II share average daily net assets. Each Fund invests in Class 1 shares of its corresponding American Fund Master Fund which does not pay a Rule 12b-1 fee.

Series III shares of each JHT Feeder Fund are subject to a Rule 12b-1 fee of 0.25% of Series III share average daily net assets.

Rule 12b-1 fees will be paid to the JHT’s Distributor, John Hancock Distributors, LLC, or any successor thereto (the “Distributor”). The Distributor pays American Funds Distributors, Inc. (“AFD”) a marketing expense allowance for AFD’s marketing assistance equal to 0.16% of any new or subsequent purchase payments allocated to a JHT Feeder Fund through variable annuity and variable life contracts issued or administered by certain insurance companies affiliated with the Adviser.

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class,

(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

(iii) for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a Fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHT’s investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

Rule 12b-1 fees are paid out of a Fund’s assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Fund and may, over time, be greater than other types of sales charges.

GENERAL INFORMATION

Taxes

The following is a summary of some important tax issues that affect JHT and the Funds. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of JHT or the Funds. More information about taxes is located in the SAI under the heading — “Additional Information Concerning Taxes”. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES AND THEIR IMPACT ON YOUR PERSONAL TAX LIABILITY.

Qualification as a Regulated Investment Company Diversification Requirements Applicable to Insurance Company Separate Accounts

JHT intends to take the steps necessary to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and believes that each Fund will so qualify. As a result of qualifying as a regulated investment company, each Fund will not be subject to U.S. Federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each Fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each Fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

Because JHT complies with the ownership restrictions of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any Fund in which it invests, provided that the Fund qualifies as a regulated investment company. Therefore, each Fund intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a Fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

If a Fund failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

•	would be treated as owning shares of the Fund (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and
•	the Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

In addition, if a Fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that the Fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.

Tax-Qualified and Non-Qualified Contracts

Certain of MFC’s life insurance subsidiaries (the “Insurance Companies”) are taxed as life insurance companies. Under current tax law rules, they include the investment income (exclusive of capital gains) of the separate accounts in their taxable income and take deductions for investment income credited to their “policyholder reserves.” They are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. The Insurance Companies do not currently charge the separate accounts for any resulting income tax costs, other than a “DAC tax charge” they impose against certain life insurance separate accounts to compensate them for the finance costs attributable to the acceleration of their income tax liabilities by reason of a “DAC tax adjustment.” They also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. They do not pass these benefits through to the separate accounts, principally because: (i) the deductions and credits are allowed to the Insurance Companies and not the contract holders under applicable tax law; and (ii) the deductions and credits do not represent investment return on the separate account assets that is passed through to contract holders.

The Insurance Companies’ contracts permit the Insurance Companies to deduct a charge for any taxes they incur that are attributable to the operation or existence of the contracts or the separate accounts. Currently, the Insurance Companies do not anticipate making any specific charge for such taxes other than the DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, the Insurance Companies reserve the right to make a charge in the future.

Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in JHT, including the application of state and local taxes.

Foreign Investments

When investing in foreign securities or currencies, a Fund may incur withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any Fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a Fund of JHT.

Tax Implications for Insurance Contracts With Investments Allocated to JHT

For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a Fund of JHT, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See “Additional Information Concerning Taxes” in the SAI for additional information on taxes.

Dividends

JHT intends to declare as dividends substantially all of the net investment income, if any, of each Fund. Dividends from the net investment income and the net capital gain, if any, for each Fund except the Money Market Trust will be declared not less frequently than annually and reinvested in additional full and fractional shares of that Fund or paid in cash. Dividends from net investment income and net capital gain, if any, for the Money Market Trust will be declared and reinvested, or paid in cash, daily.

Purchase and Redemption of Shares

Shares of each Fund of JHT are offered continuously, without sales charge, at a price equal to their NAV. The distributor of the shares of JHT is John Hancock Distributors LLC. Shares of each Fund of JHT are sold and redeemed at their NAV next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by JHT. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

•	trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;
•	an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or
•	the SEC by order so permits for the protection of security holders of JHT.

Calculation of NAV
The NAV of the shares of each Fund is determined once daily as of the close of day-time trading of the New York Stock Exchange, Monday through Friday, except that no determination is required on:

(i) days on which changes in the value of such Fund’s portfolio securities will not materially affect the current NAV of the shares of the Fund,

(ii) days during which no shares of such Fund are tendered for redemption and no order to purchase or sell such shares is received by JHT, or

(iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The NAVs per share of all Funds, except the Money Market Trust, are computed by:

(i) adding the sum of the value of the securities held by each Fund plus any cash or other assets it holds,

(ii) subtracting all its liabilities, and

(iii) dividing the result by the total number of shares outstanding of that Fund at such time.

Valuation of Securities
Securities held by each of the Funds, except securities held by the Money Market Trust, a fund of funds, and money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, Fund securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to JHT’s Pricing Committee (the “Pricing Committee”), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

Generally, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the NAV of a Fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that Trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. JHT may also fair value securities in other situations, for example, when a particular foreign market is closed but JHT is calculating the NAV for its portfolios. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the New York Stock Exchange, JHT will, on an ongoing basis, monitor for “significant market events.” A “significant market event” is a certain percentage change in the value of the S&P index or of certain “i-Share Exchange Traded Funds” (“i-Shares”) which track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all Funds that invest in foreign markets that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the NAV of such Funds will be recommended to JHT’s Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the NAV of a Fund’s shares reflects the value of the Fund’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

All instruments held by the Money Market Trust and money market instruments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis. Underlying Funds shares held by a fund of funds and by the JHT Feeder Funds are valued at their NAV. The JHT Feeder Funds invest in corresponding American Funds master funds, and the prospectus for the American Funds master funds which accompanies this Prospectus describes the valuation of securities held by these master funds, including the circumstances in which such securities may be fair valued.

Disruptive Short Term Trading

None of the Funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities which may increase portfolio transaction costs, disrupt management of a Fund (affecting a subadviser’s ability to effectively manage a Fund in accordance with its investment objective and policies) and dilute the interest in a Fund held for long-term investment (“Disruptive Short-Term Trading”).

The Board of Trustees has adopted procedures to deter Disruptive Short-Term Trading and JHT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a Fund’s holdings, and the time when that change is reflected in the NAV of the Fund’s shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. JHT seeks to deter and prevent this activity, sometimes referred to as “market timing” or “stale price arbitrage,” by the appropriate use of “fair value” pricing of the Funds’ portfolio securities. See “Purchases and Redemption of Shares” above for further information on fair value pricing.

Second, management of JHT will monitor purchases and redemptions of JHT shares either directly or through procedures adopted by the affiliated insurance companies that use JHT as their underlying investment vehicle. If management of JHT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a Fund held for long-term investment i.e. Disruptive Short-Term Trading, JHT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the Investment Company Act of 1940, as amended, JHT and each insurance company that uses JHT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHT; (ii) furnish JHT, upon its request, with information regarding contract holder trading activities in shares of JHT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHT, to cease to accept trading instructions from the financial intermediary for the contract holder.

Investors in JHT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading that the ability to restrict Disruptive Short-Term Trading and the restrictions on Trading may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, inherently make it more difficult for JHT to identify short-term transactions in a Fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHT is unsuccessful in restricting Disruptive Short-Term Trading, the affected Funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser’s ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target Funds with the following types of investments:

1. Funds with significant investments in foreign securities traded on markets that close before the Fund determines its NAV.

2. Funds with significant investments in high yield securities that are infrequently traded; and

3. Funds with significant investments in small cap securities.

Market timers may also target Funds with other types of investments for frequent trading of shares.

Policy Regarding Disclosure of Fund Portfolio Holdings

The SAI of JHT contains a description of JHT’s policies and procedures regarding disclosure of JHT portfolio holdings. (See “Procedures Regarding Disclosure of Trust Portfolio Holdings”)

Each of the Funds of Funds invests in shares of other Funds. The holdings of each Fund of Fund in other Funds will be posted to the website listed below within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of a Fund of Funds. In addition, the ten largest holdings of each Fund will be posted to the website listed below 30 days after each calendar quarter end. The information described above will remain on the website until the date JHT files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. JHT’s Form N-CSR and Form N-Q will contain each Fund’s entire portfolio holdings as of the applicable calendar quarter end.

www.johnhancockannuities.com/Marketing/Portfolio/PortfolioIndexPage.aspx

Purchasers of Shares of JHT

Shares of JHT may be sold to insurance company separate accounts for both variable annuity and variable life insurance contracts. Due to differences in tax treatments and other considerations, the interests of various contract owners participating in

JHT. The Board of Trustees of JHT will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Broker Compensation and Revenue Sharing Arrangements

Insurance companies and their SEC registered separate accounts may use JHT as an underlying investment medium for their variable annuity contracts and variable life insurance policies (“Variable Products”). Distributors of such variable products pay compensation to authorized broker-dealers for the sale of the contracts and policies. These distributors may also pay additional compensation to, and enter into revenue sharing arrangements with, certain authorized broker-dealers. For a description of these compensation and revenue sharing arrangements, see the prospectuses and statements of additional information of the Variable Products. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the “John Hancock Insurance Companies”) and certain of their separate accounts that are exempt from SEC registration may use Series 1 shares of JHT as an underlying investment medium for exempt group annuity contracts (“Group Contracts”) issued to certain qualified retirement plans (the “Plans”). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators (“TPAs”) for the services they provide in connection the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHT understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHT also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser’s profit on the advisory fee.

FINANCIAL HIGHLIGHTS

The financial highlights table below for each Fund is intended to help investors understand the financial performance of the Fund for the past five years (or since inception in the case of a Fund in operation for less than five years.) Certain information reflects financial results for a single share of a Fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account which may use JHT as its underlying investment medium or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced.

The financial statements of JHT as of December 31, 2007, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHT’s financial statements, in JHT’s annual report which has been incorporated by reference into the SAI and is available upon request.

John Hancock Trust
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Active Bond
Series II
12-31-2007	9.87	0.49	[1]	(0.13)	0.36	(0.83)	—	—	(0.83)	9.40	3.78	[2,3]	0.88	[4]	0.88		5.06		559	140	[5]
12-31-2006	9.72	0.41	[1]	(0.01)[6]	0.40	(0.25)	—	—	(0.25)	9.87	4.21	[2,3,7]	0.89	[4]	0.89		4.28		553	207
12-31-2005[8]	9.60	0.28	[1]	(0.14)	0.14	—	(0.02)	—	(0.02)	9.72	1.49	[2,9]	0.92	[10]	0.92	[10]	4.25	[10]	559	305	[11]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Asset Allocation
Series II
12-31-2007[12]	12.50	0.48	[1,13]	(0.32)	0.16	(0.22)	(0.05)	—	(0.27)	12.39	1.28	[9,2]	0.79	[10,14]	0.79	[10,14,15]	5.57	[13,10]	511	—	[9]

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
Ratio
of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net		From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized		capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain		paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Bond
Series II
12-31-2007	13.30	1.06	[1,13]	(0.70)	0.36	(0.54)	—	[16]	—	(0.54)	13.12	2.76	[2]	0.52	[14]	0.52	[14,17]	7.97	[13]	996	4
12-31-2006	12.49	0.41	[1,13]	0.40	0.81	—	—		—	—	13.30	6.49		0.53	[14]	0.53	[14]	3.24	[13]	550	1
12-31-2005[18]	12.50	(0.02)[1,13]		0.01	(0.01)	—	—		—	—	12.49	(0.08)[9]		0.55	[14,10]	0.55	[14,10]	(0.55)[13,10]		148	2	[9]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
American Fundamental Holding
Series II
12-31-2007[19]	12.50	0.511	[1,13]	(0.90)	(0.39)	(0.20)	—	—	(0.20)	11.91	(3.08)[2,9]	1.25	[10,14,4]	1.20	[10,14,17]	24.93	[10,13]	58	—	[9]

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
American Global Diversification
Series II
12-31-2007[19]	12.50	0.49	[1,13]	(0.89)	(0.40)	(0.22)	—	—	(0.22)	11.88	(3.19)[2,9]	1.03	[10,14,4]	0.98	[10,14,17]	24.24	[10,13]	108	—	[9]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Global Growth
Series II
12-31-2007[12]	12.50	0.43	[1,13]	0.43	0.86	(0.20)	(0.05)	—	(0.25)	13.11	6.92	[2,9]	0.81	[10,14]	0.81	[10,14,17]	4.89	[13,10]	227	1	[9]

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations					Less distributions							Ratios to average net assets
Ratio
of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized		Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on		investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments		operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)		($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Global Small Capitalization
Series II
12-31-2007[12]	12.50	0.32	[1,13]	0.78	[6]	1.10	(0.16)	(0.09)	—	(0.25)	13.35	8.86	[2,9]	0.86	[10,14]	0.86	[10,14,17]	3.49	[10,13]	87	4	[9]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Growth
Series II
12-31-2007	21.64	0.06	[1,13]	2.43	2.49	(0.12)	(2.44)	—	(2.56)	21.57	11.73	[2]	0.52	[14]	0.52	[14,17]	0.28	[13]	1,739	9
12-31-2006	19.90	0.07	[1,13]	1.84	1.91	(0.04)	(0.13)	—	(0.17)	21.64	9.64	[2]	0.53	[14]	0.53	[14]	0.33	[13]	1,485	3
12-31-2005	17.24	0.05	[1,13]	2.63	2.68	—	(0.02)	—	(0.02)	19.90	15.59	[2]	0.53	[14]	0.53	[14]	0.25	[13]	1,134	3
12-31-2004	15.41	(0.04)[1,13]		1.88	1.84	—	(0.01)	—	(0.01)	17.24	11.91	[2]	0.52	[14]	0.52	[14]	(0.30)[13]		708	1
12-31-2003[20]	12.50	—	[13,16]	2.91	2.91	—	—	—	—	15.41	23.28	[9]	0.53	[14,10]	0.53	[14,10]	(0.23)[13,10]		270	1	[9]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American Growth-Income
Series II
12-31-2007	20.14	0.22	[1,13]	0.66	0.88	(0.54)	(0.98)	—	(1.52)	19.50	4.48	[2]	0.52	[14]	0.52	[14,17]	1.05	[13]	1,440	5
12-31-2006	17.77	0.22	[1,13]	2.35	2.57	(0.18)	(0.02)	—	(0.20)	20.14	14.62	[2]	0.53	[14]	0.53	[14]	1.17	[13]	1,237	2
12-31-2005	16.97	0.24	[1,13]	0.66	0.90	(0.07)	(0.03)	—	(0.10)	17.77	5.29	[2]	0.53	[14]	0.53	[14]	1.41	[13]	873	1
12-31-2004	15.53	0.04	[13]	1.48	1.52	(0.06)	(0.02)	—	(0.08)	16.97	9.83	[2]	0.52	[14]	0.52	[14]	0.68	[13]	558	1
12-31-2003[20]	12.50	0.09	[13]	2.94	3.03	—	—	—	—	15.53	24.24	[9]	0.53	[10,14]	0.53	[14,10]	2.08	[13,10]	182	2	[9]

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
American High Income Bond
Series II
12-31-2007[12]	12.50	1.58	[1,13]	(2.01)	(0.43)	(0.74)	—	—	(0.74)	11.33	(3.41)[2,9]	0.96	[10,14]	0.96	[14,10,17]	19.47	[10,13]	46	3	[9]

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American International
Series II
12-31-2007	24.86	0.27	[1,13]	4.38	4.65	(0.36)	(2.48)	—	(2.84)	26.67	19.41	[2]	0.52	[14]	0.52	[14,17]	1.01	[13]	1,168	10
12-31-2006	21.40	0.30	[1,13]	3.58	3.88	(0.18)	(0.24)	—	(0.42)	24.86	18.32	[2]	0.53	[14]	0.53	[14]	1.30	[13]	951	6
12-31-2005	19.34	0.25	[1,13]	3.45	3.70	(0.11)	(1.53)	—	(1.64)	21.40	20.87	[2]	0.53	[14]	0.53	[14]	1.31	[13]	624	6
12-31-2004	16.66	0.11	[13]	2.96	3.07	(0.10)	(0.29)	—	(0.39)	19.34	18.74	[2]	0.53	[14]	0.53	[14]	1.07	[13]	307	65
12-31-2003[20]	12.50	0.14	[13]	4.02	4.16	—	—	—	—	16.66	33.28	[9]	0.54	[14,10]	0.54	[14,10]	2.01	[10,13]	178	22	[9]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
American New World
Series II
12-31-2007[12]	12.50	0.56	[1,13]	2.02	2.58	(0.23	(0.09)	—	(0.32)	14.76	20.73	[2,9]	0.88	[10,14]	0.88	[14,10,17]	5.79	[13,10]	83	8	[9]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Blue Chip Growth
Series II
12-31-2007	19.32	0.04	[1]	2.37	2.41	(0.08)	—	—	(0.08)	21.65	12.51	[2,3,21]	1.08	[4]	1.05	0.21	176	34
12-31-2006	17.68	0.06	[1]	1.59	1.65	(0.01)	—	—	(0.01)	19.32	9.31	[2,3,7]	1.08	[4]	1.06	0.32	176	37
12-31-2005	16.78	0.01	[1]	0.89	0.90	—	—	—	—	17.68	5.36	[3]	1.12	[4]	1.09	0.04	181	65	[11]
12-31-2004	15.43	0.07	[1]	1.29	1.36	(0.01)	—	—	(0.01)	16.78	8.83	[2,3]	1.11	[4]	1.08	0.47	471	31
12-31-2003	11.98	—	[1,16]	3.47	3.47	(0.02)	—	—	(0.02)	15.43	29.02	[2,3]	1.12	[4]	1.10	(0.03)	205	35

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Classic Value
Series II
12-31-2007	16.19	0.21	[1]	(2.25)	(2.04)	(0.22)	(1.71)	—	(1.93)	12.22	(12.80)[2,3]		1.12	[4]	1.12		1.29		22	36
12-31-2006	14.36	0.16	[1]	2.11	2.27	(0.12)	(0.32)	—	(0.44)	16.19	15.83	[2,3]	1.16	[4]	1.16		1.03		40	47
12-31-2005	13.83	0.09	[1]	1.18	1.27	(0.05)	(0.69)	—	(0.74)	14.36	9.22	[2]	1.32		1.32		0.62		19	42
12-31-2004[22]	12.50	0.04	[1]	1.36	1.40	(0.03)	(0.04)	—	(0.07)	13.83	11.17	[2,3,9]	1.68	[4,10]	1.62	[10]	0.44	[10]	11	9	[9]

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
												Ratio		Ratio		investment
	Net asset	Net	Net realized						Net asset			of gross		of net		income
	value,	investment	and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income	gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)	investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Core Equity
Series II
12-31-2007	15.06	(0.02)[1]	(0.85)	(0.87)	—	(1.06)	—	(1.06)	13.13	(6.06)[2,3]		1.06	[4]	1.06		(0.15)	44	25
12-31-2006	15.03	(0.03)[1]	0.94	0.91	—	(0.88)	—	(0.88)	15.06	6.47	[2,3]	1.08	[4]	1.08		(0.22)	54	35
12-31-2005	14.21	(0.03)[1]	0.85	0.82	—	—	—	—	15.03	5.77		1.11		1.11		(0.21)	57	65
12-31-2004[23]	12.50	(0.02)[1]	1.73	1.71	—	—	—	—	14.21	13.68	[9]	1.16	[10]	1.16	[10]	(0.26)[10]	237	6	[9]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Equity-Income
Series II
12-31-2007	18.44	0.28	[1]	0.29	0.57	(0.48)	(2.11)	—	(2.59)	16.42	3.16	[2,3,21]	1.09	[4]	1.06	1.54	278	25
12-31-2006	16.81	0.24	[1]	2.73	2.97	(0.24)	(1.10)	—	(1.34)	18.44	18.76	[2,3,7]	1.09	[4]	1.07	1.40	320	16
12-31-2005	16.96	0.22	[1]	0.38	0.60	(0.16)	(0.59)	—	(0.75)	16.81	3.72	[2,3]	1.11	[4]	1.08	1.35	304	48	[11]
12-31-2004	15.17	0.21	[1]	1.95	2.16	(0.19)	(0.18)	—	(0.37)	16.96	14.61	[2,3]	1.11	[4]	1.08	1.38	573	21
12-31-2003	12.61	0.21	[1]	2.84	3.05	(0.23)	(0.26)	—	(0.49)	15.17	25.40	[2,3]	1.12	[4]	1.09	1.55	314	15

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Ratio
of net
												Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)	(%)
Franklin Templeton Founding Allocation
Series II
12-31-2007[12]	12.50	0.12	[1,13]	(0.50)	(0.38)	(0.07)	—	—	(0.07)	12.05	(3.08)[9,2,3]	0.33	[4,10,14]	0.28	[10,14,15]	1.47	[10,13]	1,139	2	[9]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Fundamental Value
Series II
12-31-2007	16.74	0.16	[1]	0.47	0.63	(0.22)	(0.70)	—	(0.92)	16.45	3.87	[2,3]	1.05	[4]	1.05	0.92	445	8
12-31-2006	15.26	0.10	[1]	2.00	2.10	(0.10)	(0.52)	—	(0.62)	16.74	14.24	[3,2]	1.06	[4]	1.06	0.66	391	18
12-31-2005	14.07	0.09	[1]	1.13	1.22	(0.03)	—	—	(0.03)	15.26	8.70	[2,3]	1.12	[4]	1.10	0.63	270	36
12-31-2004	12.68	0.07	[1]	1.38	1.45	(0.06)	—	—	(0.06)	14.07	11.44	[2]	1.14		1.14	0.56	386	6
12-31-2003	9.82	0.06	[1]	2.83	2.89	(0.03)	—	—	(0.03)	12.68	29.57	[2]	1.17		1.17	0.59	203	12

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Global Allocation
Series II
12-31-2007	12.71	0.20	[1]	0.39	0.59	(0.80)	(1.34)	—	(2.14)	11.16	4.87	[2,3,21]	1.21	[4]	1.21	1.62	228	94
12-31-2006	11.32	0.19	[1]	1.30	1.49	(0.10)	—	—	(0.10)	12.71	13.28	[2,3]	1.22	[4]	1.22	1.57	199	90
12-31-2005	10.78	0.13	[1]	0.50	0.63	(0.09)	—	—	(0.09)	11.32	5.93	[2]	1.29		1.29	1.21	113	129
12-31-2004	9.68	0.11	[1]	1.09	1.20	(0.10)	—	—	(0.10)	10.78	12.52	[2]	1.30		1.30	1.12	93	76
12-31-2003	7.70	0.04	[1]	1.99	2.03	(0.05)	—	—	(0.05)	9.68	26.47	[2]	1.42		1.42	0.49	19	147

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
Global Bond
Series II
12-31-2007	14.87	0.56	[1]	0.78	1.34	(1.06)	—	—	(1.06)	15.15	9.35	[2,3]	1.06	[4,24]	1.06	[24]	3.78	234	325	[5]
12-31-2006	14.34	0.50	[1]	0.22	0.72	—	(0.19)	—	(0.19)	14.87	5.07	[2,3,7]	1.05	[4,25]	1.05	[25]	3.44	200	204
12-31-2005	16.20	0.41	[1]	(1.47)	(1.06)	(0.67)	(0.13)	—	(0.80)	14.34	(6.77)[2]		1.06		1.06		2.67	143	327	[11]
12-31-2004[26]	15.29	0.29	[1]	1.21	1.50	(0.59)	—	—	(0.59)	16.20	10.21	[2]	1.05		1.05		1.93	368	174
12-31-2003[26]	13.77	0.39	[1]	1.64	2.03	(0.51)	—	—	(0.51)	15.29	15.25	[2]	1.11		1.11		2.74	64	338

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Ratio
of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Index Allocation
Series II
12-31-2007	13.37	0.45	[1,13]	0.42	0.87	(0.43)	(0.42)	—	(0.85)	13.39	6.55	[2,3]	0.33	[27,4]	0.27	[27,28]	3.23	[13]	337	2
12-31-2006[29]	12.50	0.28	[1,13]	0.89	1.17	(0.19)	(0.10)	(0.01)	(0.30)	13.37	9.50	[2,3,9]	0.39	[27,10,4]	0.27	[27,10]	2.41	[13,10]	109	3	[9]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
International Value
Series II
12-31-2007	19.30	0.39	[1]	1.26	1.65	(0.77)	(3.09)	—	(3.86)	17.09	9.36	[3,2,21]	1.22	[4]	1.20	2.12	259	24
12-31-2006	15.94	0.42	[1]	4.03	4.45	(0.30)	(0.79)	—	(1.09)	19.30	29.27	[3,2]	1.18	[4]	1.17	2.46	252	38
12-31-2005	14.74	0.27	[1]	1.22	1.49	(0.10)	(0.19)	—	(0.29)	15.94	10.31	[3,2]	1.26	[4]	1.22	1.80	213	76	[11]
12-31-2004	12.29	0.19	[1]	2.41	2.60	(0.15)	—	—	(0.15)	14.74	21.37	[3,2]	1.27	[4]	1.20	1.50	371	29
12-31-2003	8.60	0.18	[1]	3.60	3.78	(0.09)	—	—	(0.09)	12.29	44.52	[3,2]	1.33	[4]	1.32	1.78	138	51

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Investment Quality Bond
Series II
12-31-2007	11.64	0.56	[1]	0.10	0.66	(1.01)	—	—	(1.01)	11.29	5.92	[3,2]	0.91	[4]	0.91	4.89	161	70
12-31-2006	11.96	0.53	[1]	(0.16)	0.37	(0.69)	—	—	(0.69)	11.64	3.36	[2,3]	0.92	[4]	0.92	4.60	143	28
12-31-2005	12.37	0.59	[1]	(0.35)	0.24	(0.65)	—	—	(0.65)	11.96	2.03	[2]	0.94		0.94	4.90	90	30
12-31-2004	12.55	0.57	[1]	(0.01)	0.56	(0.74)	—	—	(0.74)	12.37	4.65	[2]	0.94		0.94	4.67	110	23
12-31-2003	12.32	0.57	[1]	0.29	0.86	(0.63)	—	—	(0.63)	12.55	7.24	[2]	0.95		0.95	4.64	85	59

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Balanced
Series I
12-31-2007	13.84	0.60	[13,1]	0.27	0.87	(0.62)	(0.48)	—	(1.10)	13.61	6.47	[2]	0.11	[27]	0.11	[27,30]	4.28	[13]	1,065	13
12-31-2006	13.91	0.26	[1,13]	1.36	1.62	(0.25)	(1.40)	(0.04)	(1.69)	13.84	12.73	[2]	0.10	[27]	0.10	[27]	1.96	[13]	1,132	19
12-31-2005	13.79	0.27	[1,13]	0.62	0.89	(0.28)	(0.49)	—	(0.77)	13.91	6.88	[2]	0.12	[27]	0.12	[27]	2.08	[13]	1,031	99
12-31-2004	12.43	0.24	[13]	1.40	1.64	(0.24)	(0.04)	—	(0.28)	13.79	13.49	[2]	0.07	[27]	0.07	[27]	1.75	[13]	1,846	51
12-31-2003	10.30	0.19	[13]	2.22	2.41	(0.19)	(0.05)	(0.04)	(0.28)	12.43	23.97	[2]	0.07	[27]	0.07	[27]	1.59	[13]	1,331	55

Series II
12-31-2007	13.79	0.60	[13,1]	0.24	0.84	(0.59)	(0.48)	—	(1.07)	13.56	6.26	[2]	0.31	[27]	0.31	[27,30]	4.30	[13]	9,496	13
12-31-2006	13.89	0.21	[1,13]	1.38	1.59	(0.25)	(1.40)	(0.04)	(1.69)	13.79	12.51	[2]	0.30	[27]	0.30	[27]	1.60	[13]	7,318	19
12-31-2005	13.78	0.18	[1,13]	0.70	0.88	(0.28)	(0.49)	—	(0.77)	13.89	6.80	[2]	0.30	[27]	0.30	[27]	1.34	[13]	4,538	99
12-31-2004	12.43	0.24	[13]	1.39	1.63	(0.24)	(0.04)	—	(0.28)	13.78	13.41	[2]	0.07	[27]	0.07	[27]	1.39	[13]	2,101	51
12-31-2003	10.30	0.19	[13]	2.22	2.41	(0.19)	(0.05)	(0.04)	(0.28)	12.43	23.97	[2,3]	0.07	[4,27]	0.07	[27]	1.11	[13]	740	55

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Conservative
Series I
12-31-2007	13.43	0.91	[13,1]	(0.21)	0.70	(0.93)	(0.18)	—	(1.11)	13.02	5.38	[2]	0.11	[27]	0.11	[27,31]	6.84	[13]	182	27
12-31-2006	13.42	0.39	[1,13]	0.67	1.06	(0.44)	(0.61)	—	(1.05)	13.43	8.44	[2]	0.11	[27]	0.11	[27]	3.00	[13]	171	34
12-31-2005	14.20	0.42	[1,13]	(0.05)	0.37	(0.43)	(0.72)	—	(1.15)	13.42	2.88	[2]	0.12	[27]	0.12	[27]	3.16	[13]	182	104
12-31-2004	13.64	0.42	[13]	0.71	1.13	(0.42)	(0.15)	—	(0.57)	14.20	8.59	[2]	0.07	[27]	0.07	[27]	2.80	[13]	373	44
12-31-2003	12.72	0.38	[13]	1.03	1.41	(0.39)	(0.10)	—	(0.49)	13.64	11.47	[2,3]	0.08	[4,27]	0.07	[27]	2.89	[13]	299	40

Series II
12-31-2007	13.37	0.91	[13,1]	(0.24)	0.67	(0.90)	(0.18)	—	(1.08)	12.96	5.17	[2]	0.31	[27]	0.31	[27,31]	6.85	[13]	738	27
12-31-2006	13.40	0.35	[1,13]	0.66	1.01	(0.43)	(0.61)	—	(1.04)	13.37	8.13	[2]	0.31	[27]	0.31	[27]	2.71	[13]	524	34
12-31-2005	14.19	0.32	[1,13]	0.04	0.36	(0.43)	(0.72)	—	(1.15)	13.40	2.81	[2]	0.30	[27]	0.30	[27]	2.39	[13]	422	104
12-31-2004	13.64	0.42	[13]	0.70	1.12	(0.42)	(0.15)	—	(0.57)	14.19	8.51	[2]	0.07	[27]	0.07	[27]	2.50	[13]	286	44
12-31-2003	12.72	0.38	[13]	1.03	1.41	(0.39)	(0.10)	—	(0.49)	13.64	11.46	[2,3]	0.08	[4,27]	0.07	[27]	2.21	[13]	154	40

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Growth
Series I
12-31-2007	13.94	0.40	[13,1]	0.61	1.01	(0.49)	(0.70)	—	(1.19)	13.76	7.44	[2]	0.11	[27]	0.11	[27,30]	2.84	[13]	946	17
12-31-2006	14.06	0.18	[1,13]	1.57	1.75	(0.21)	(1.66)	—	(1.87)	13.94	13.50	[2]	0.10	[27]	0.10	[27]	1.31	[13]	1,030	22
12-31-2005	13.40	0.17	[1,13]	0.94	1.11	(0.17)	(0.28)	—	(0.45)	14.06	8.66	[2]	0.12	[27]	0.12	[27]	1.30	[13]	901	111
12-31-2004	11.86	0.13	[13]	1.58	1.71	(0.13)	(0.04)	—	(0.17)	13.40	14.57	[2]	0.07	[27]	0.07	[27]	0.98	[13]	1,730	48
12-31-2003	9.28	0.09	[13]	2.61	2.70	(0.09)	(0.01)	(0.02)	(0.12)	11.86	29.55	[2]	0.07	[27]	0.07	[27]	0.84	[13]	1,224	55

Series II
12-31-2007	13.88	0.40	[13,1]	0.59	0.99	(0.44)	(0.70)	—	(1.14)	13.73	7.26	[2]	0.31	[27]	0.31	[27,30]	2.82	[13]	13,018	17
12-31-2006	14.03	0.13	[1,13]	1.59	1.72	(0.21)	(1.66)	—	(1.87)	13.88	13.28	[2]	0.30	[27]	0.30	[27]	0.96	[13]	9,552	22
12-31-2005	13.39	0.10	[1,13]	0.99	1.09	(0.17)	(0.28)	—	(0.45)	14.03	8.51	[2]	0.30	[27]	0.30	[27]	0.74	[13]	4,881	111
12-31-2004	11.85	0.13	[13]	1.58	1.71	(0.13)	(0.04)	—	(0.17)	13.39	14.59	[2]	0.07	[27]	0.07	[27]	0.75	[13]	2,117	48
12-31-2003	9.28	0.09	[13]	2.60	2.69	(0.09)	(0.01)	(0.02)	(0.12)	11.85	29.44	[2]	0.07	[27]	0.07	[27]	0.53	[13]	652	55

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
															Ratio
															of net
											Ratio		Ratio		investment
	Net asset	Net		Net realized					Net asset		of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From		value,		expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	capital	Total	end of	Total	to average		to average		average		end of		Portfolio
	of period	(loss)		investments	operations	income	paid-in	distributions	period	Return	net assets		net assets		net assets		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	(%)	(%)		(%)		(%)		(in millions)		(%)
Lifestyle Moderate
Series I
12-31-2007	13.37	0.74	[13,1]	(0.06)	0.68	(0.75)	(0.30)	—	(1.05)	13.00	5.29	[2]	0.11	[27]	0.11	[27,32]	5.54	[13]	333	13
12-31-2006	13.35	0.30	[13,1]	0.99	1.29	(0.31)	(0.93)	(0.03)	(1.27)	13.37	10.42	[2]	0.11	[27]	0.11	[27]	2.33	[13]	349	19
12-31-2005	13.80	0.33	[13,1]	0.19	0.52	(0.33)	(0.64)	—	(0.97)	13.35	4.15	[2]	0.12	[27]	0.12	[27]	2.51	[13]	327	101
12-31-2004	12.79	0.31	[13]	1.07	1.38	(0.31)	(0.06)	—	(0.37)	13.80	11.04	[2]	0.07	[27]	0.07	[27]	2.26	[13]	582	55
12-31-2003	11.22	0.27	[13]	1.67	1.94	(0.27)	(0.06)	(0.04)	(0.37)	12.79	17.83	[2]	0.07	[27]	0.07	[27]	2.15	[13]	462	46

Series II
12-31-2007	13.32	0.74	[13,1]	(0.08)	0.66	(0.73)	(0.30)	—	(1.03)	12.95	5.08	[2]	0.31	[27]	0.31	[27,32]	5.56	[13]	2,042	13
12-31-2006	13.33	0.26	[13,1]	1.00	1.26	(0.31)	(0.93)	(0.03)	(1.27)	13.32	10.18	[2]	0.31	[27]	0.31	[27]	2.02	[13]	1,560	19
12-31-2005	13.80	0.24	[13,1]	0.26	0.50	(0.33)	(0.64)	—	(0.97)	13.33	4.00	[2]	0.30	[27]	0.30	[27]	1.80	[13]	1,108	101
12-31-2004	12.79	0.31	[13]	1.07	1.38	(0.31)	(0.06)	—	(0.37)	13.80	11.04	[2]	0.07	[27]	0.07	[27]	1.90	[13]	631	55
12-31-2003	11.22	0.27	[13]	1.67	1.94	(0.27)	(0.06)	(0.04)	(0.37)	12.79	17.83	[2]	0.07	[27]	0.07	[27]	1.58	[13]	286	46

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
														Ratio
														of net
												Ratio	Ratio	investment
	Net asset	Net		Net realized						Net asset		of gross	of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,		expenses	expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total	to average	to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return	net assets	net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(in millions)	(%)
Money Market
Series II
12-31-2007	10.00	0.43	[1]	—	0.43	(0.43)	—	—	(0.43)	10.00	4.35	0.76	0.75	4.22	487	—
12-31-2006	10.00	0.42	[1]	—	0.42	(0.42)	—	—	(0.42)	10.00	4.23	0.76	0.76	4.22	339	—
12-31-2005	10.00	0.25	[1]	—	0.25	(0.25)	—	—	(0.25)	10.00	2.50	0.76	0.76	2.47	231	—
12-31-2004	10.00	0.06	[1]	—	0.06	(0.06)	—	—	(0.06)	10.00	0.60	0.73	0.73	0.62	186	—
12-31-2003	10.00	0.04	[1]	—	0.04	(0.04)	—	—	(0.04)	10.00	0.38	0.75	0.75	0.38	183	—

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																Ratio
																of net
													Ratio		Ratio	investment
	Net asset	Net		Net realized						Net asset			of gross		of net	income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses	(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average	average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets	net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Strategic Bond
Series II
12-31-2007	12.00	0.64	[1]	(0.67)	(0.03)	(1.06)	—	—	(1.06)	10.91	(0.35)[2,3]		0.99	[4]	0.99	5.51	99	83	[5]
12-31-2006	12.01	0.59	[1]	0.18	0.77	(0.78)	—	—	(0.78)	12.00	6.86	[2,3]	1.00	[4]	1.00	5.07	111	141
12-31-2005	11.98	0.49	[1]	(0.20)	0.29	(0.26)	—	—	(0.26)	12.01	2.44	[2]	1.01		1.01	4.09	114	59
12-31-2004	11.69	0.42	[1]	0.30	0.72	(0.43)	—	—	(0.43)	11.98	6.39	[2]	1.03		1.03	3.63	407	52
12-31-2003	10.88	0.51	[1]	0.85	1.36	(0.55)	—	—	(0.55)	11.69	12.93	[2]	1.06		1.06	4.56	151	80

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
														Ratio		Ratio		investment
	Net asset	Net		Net realized							Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net		From		value,			expenses		expenses		(loss) to		Net assets,
	beginning	income		gain (loss) on	investment	investment	realized		capital	Total	end of	Total		to average		to average		average		end of	Portfolio
	of period	(loss)		investments	operations	income	gain		paid-in	distributions	period	Return		net assets		net assets		net assets		period	turnover
Period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Strategic Income
Series II
12-31-2007	13.27	0.73	[1]	— [16]	0.73	(0.26)	—		—	(0.26)	13.74	5.54	[2,3]	1.03	[4]	1.03		5.37		17	80	[5]
12-31-2006	13.15	0.56	[1]	(0.05)	0.51	(0.39)	—	[16]	—	(0.39)	13.27	3.95	[2,3]	1.10	[4]	1.10		4.22		20	125
12-31-2005	13.41	0.42	[1]	(0.16)	0.26	(0.49)	(0.03)		—	(0.52)	13.15	1.92	[2]	1.27		1.27		3.09		22	33
12-31-2004[22]	12.50	0.23	[1]	0.88	1.11	(0.20)	—		—	(0.20)	13.41	8.87	[2,9]	1.44	[10]	1.44	[10]	2.67	[10]	13	24	[9]

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
																	Ratio
																	of net
													Ratio		Ratio		investment
	Net asset	Net		Net realized						Net asset			of gross		of net		income
	value,	investment		and unrealized	Total from	From net	From net	From		value,			expenses		expenses		(loss) to	Net assets,
	beginning	income		gain (loss) on	investment	investment	realized	capital	Total	end of	Total		to average		to average		average	end of	Portfolio
	of period	(loss)		investments	operations	income	gain	paid-in	distributions	period	Return		net assets		net assets		net assets	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)	(in millions)	(%)
U.S. Large Cap
Series II
12-31-2007	16.16	0.09	[1]	(0.17)	(0.08)	(0.13)	—	—	(0.13)	15.95	(0.52)[2,3,21]		1.10	[4]	1.10		0.57	90	41
12-31-2006	14.70	0.07	[1]	1.45	1.52	(0.06)	—	—	(0.06)	16.16	10.36	[2,3]	1.11	[4]	1.11		0.45	114	29
12-31-2005	13.92	0.05	[1]	0.75	0.80	(0.02)	—	—	(0.02)	14.70	5.73	[2]	1.14		1.14		0.34	129	34
12-31-2004	12.79	0.04	[1]	1.12	1.16	(0.03)	—	—	(0.03)	13.92	9.11	[2]	1.13	[33]	1.13	[33]	0.34	240	46	[11]
12-31-2003	9.41	0.02	[1]	3.41	3.43	(0.05)	—	—	(0.05)	12.79	36.68	[2]	1.13		1.13		0.21	143	34

1
Based on the average of the shares outstanding.
2
Assumes dividend reinvestment.
3
Total returns would have been lower had certain expenses not been reduced during the periods shown.
4
Does not take into consideration expense reductions during the periods shown.
5
The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows:

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Portfolio	12/31/2007

Active Bond	284%
Global Bond	877%
Strategic Bond	463%
Strategic Income	86%
6 The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investmentsfor the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
7 John Hancock Life Insurance Company made a voluntary payment to the portfolio. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.
8 Series I and Series II shares began operations on 4-29-05.
9 Not annualized.
10 Annualized.
11 Excludes merger activity.
12 Series II shares began operations on 5-1-07.
13 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
14 Does not include expenses of the investment companies in which the Portfolio invests.
15 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.86% and 1.06% based on the mix of underlying funds held by the portfolio.
16 Less than $0.01 per share.
17 Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.33% and 0.89% based on the mix of underlying funds held by the portfolio.
18 Series I and Series II shares began operations on 11-2-05 and 7-29-05, respectively.
19 Series I, Series II and Series III shares began operations on 10-31-07.
20 Series I and Series II shares began operations on 7-9-03 and 5-5-03, respectively.
21 Payments from Affiliates increased the end of period net asset value per share and the total return by the following amounts:

	Impact on NAV per share	Total return excluding
	from payment from	payment from
	affiliate for the	affiliate for the
	year ended 12-31-2007	year ended 12-31-2007

Blue Chip Growth Series II	0.00 [16]	12.51%
Equity-Income Series II	0.01	3.10%
Global Allocation Series II	0.01	4.78%
International Value Series II	0.01	9.29%
U.S. Global Leaders Growth Series II	0.01	3.42%
22 Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 4-29-05, respectively.
23 Series I, Series II and Series NAV shares began operations on 5-3-04, 5-3-04 and 2-28-05, respectively.
24 Includes interest and fees on inverse floaters. The impact of this expense to the gross and net expense ratio was less than 0.01%.
25 Includes interest expense on securities sold short. Excluding interest expense the expense ratios for the period ended would have been as follows:

	12/31/2007		12/31/2006
	Ratio of gross	Ratio of net	Ratio of gross	Ratio of net
	expenses to average	expenses to average	expenses to average	expenses to average
Portfolio	net assets	net assets	net assets	net assets

Global Bond
Series II	—	—	1.05%	1.05%
26 As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase the net investment income per share by $0.04 for Series I and $0.05 for Series II, and the net investment income ratio by 0.51% for Series I and 0.68% for Series II for the year ended 12-31-04. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of $0.05 for Series I and $0.06 for Series II, and to the net investment income ratio of 0.35% for Series I and 0.41% for Series II for the year ended 12-31-03.
27 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

28
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.49% and 0.55% based on the mix of underlying funds held by the portfolio.
29
Series II shares began operations on 2-10-06.
30
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.49% and 1.12% based on the mix of underlying funds held by the portfolio.
31
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.63% and 1.06% based on the mix of underlying funds held by the portfolio.
32
Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.34% and 1.38% based on the mix of underlying funds held by the portfolio.
33
The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.92% and 1.12% for Series I and Series II, respectively.

APPENDIX A

SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the Funds. For certain Funds the advisory or management fee for the Fund is calculated by applying to the net assets of the Fund an annual fee rate, which is determined based on the application of the annual percentage rates for the Fund to the “Aggregate Net Assets” of the Fund. Aggregate Net Assets of a Fund include the net assets of the Fund and in most cases the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadviser as the Fund. If the Fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the Fund.

Fund	APR	Advisory Fee Breakpoint

Active Bond Trust	0.600%	— at all asset levels

American Fundamental Holdings Trust	0.05%	— first $500 million; and
	0.04%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the American Global Diversification Trust, each a series of JHT.

American Global Diversification Trust	0.05%	— first $500 million; and
	0.04%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the American Fundamental Holdings Trust, each a series of JHT.

Blue Chip Growth Trust	0.825%	— first $1 billion; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Blue Chip Growth Fund, a series of JHF II)

Classic Value Trust	0.800%	— at all asset levels

Core Equity Trust	0.850%	— first $350 million; and
	0.750%	— excess over $350 million. (Aggregate Net Assets include the net assets of the Fund and the Core Equity Fund a series of JHF II)

Equity-Income Trust	0.825%	— first $1 billion; and
	0.800%	— excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund and the Equity-Income Fund, a series of JHF II)

Fund	APR	Advisory Fee Breakpoint

Franklin Templeton Founding Allocation Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or John Hancock Funds III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Fund.
	0.05%	— first $500 million; and
	0.04%	— excess over $500 million.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the Fund.
	0.50%	— first $500 million; and
	0.49%	— excess over $500 million.

Fundamental Value Trust	0.85%	— first $50 million;
	0.80%	— next $450 million; and
	0.75%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Fundamental Value Fund, a series of JHF II)

Global Allocation Trust	0.85%	— first $500 million; and
	0.80%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Global Allocation Fund, a series of JHF II)

Global Bond Trust	0.70%	— at all asset levels.

Fund	APR	Advisory Fee Breakpoint

Index Allocation Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or John Hancock Funds III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Fund.
	0.05%	— first $500 million; and
	0.04%	— excess over $500 million.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the Fund.
	0.50%	— first $500 million; and
	0.49%	— excess over $500 million.

International Value Trust	0.95%	— first $200 million;
	0.85%	— next $300 million; and
0.80%	— excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Global Trust, a series of JHT, and the International Value Fund and the Global Fund, each a series of JHF II)

Investment Quality Bond Trust	0.60%	— first $500 million; and
	0.55%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Investment Quality Bond Fund, a series of JHF II)

Lifestyle Growth Trust

Lifestyle Moderate Trust

Lifestyle Balanced Trust

Fund	APR	Advisory Fee Breakpoint

Lifestyle Conservative Trust (Collectively, the “JHT Lifestyle Trusts”)
The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or John Hancock Funds III excluding Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B (“Affiliated Funds Assets”) and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHT Lifestyle Trusts and the Lifestyle Portfolios that are series of John Hancock Funds II determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Fund.
	0.05%	— first $7.5 billion; and
	0.04%	— excess over $7.5 billion.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the JHT Lifestyle Trusts and the five Lifestyle Funds that are series of John Hancock Funds II determined in accordance with the following schedule and that rate is applied to the Other Assets of the Fund.
	0.50%	— first $7.5 billion; and
	0.49%	— excess over $7.5 billion.

Money Market Trust	0.50%	— first $500 million; and
	0.47%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Money Market Fund, a series of JHF II)

Strategic Bond Trust	0.70%	— first $500 million; and
	0.65%	— excess over $500 million. (Aggregate Net Assets include the net assets of the Fund and the Strategic Bond Fund, a series of JHF II)

Strategic Income Trust	0.725%	— first $500 million; and
	0.650%	— excess over $500 million (Aggregate Net Assets include the net assets of the Fund and the Strategic Income Fund, a series of JHF II)

U.S. Large Cap Trust	0.825%	— first $1 billion;
	0.725%	— next $1 billion; and
	0.700%	— excess over $2 billion.

APPENDIX B

Historical Performance of Corresponding Founding Funds Strategy

The Franklin Templeton Founding Allocation Trust of JHT (“JHT Founding Allocation Trust”) commenced operations on April 30, 2007, and performance information for this fund is not presented in the Prospectus. The JHT Founding Allocation Trust is a fund of funds, which will invest in the Global Trust, Income Trust and Mutual Shares Trust (“Underlying Funds”), each of which is modeled after an underlying Fund of the Franklin Templeton Founding Fund. This Appendix provides additional information about the past performance of the underlying funds of Franklin Templeton Founding Fund: Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund (“Franklin Underlying Funds”). Together, the Franklin Underlying Funds comprise the Founding Funds Strategy. The Adviser uses this model of the Founding Funds Strategy as the basis for managing the JHT Founding Allocation Trust. This Appendix also provides additional information about the past performance of the Founding Funds Strategy.

This Appendix presents past performance information for the Templeton Growth Fund, the Franklin Income Fund and the Mutual Shares Fund, each of which has the same subadviser and same portfolio manager and substantially similar investment objectives, policies and strategies as its corresponding Underlying Fund. The Appendix also presents historical performance data for the Founding Funds Strategy. Because of the similarities between the Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund and their corresponding Underlying Funds, as described above, in combination with the Founding Funds Strategy, this information may help provide an indication of the JHT Founding Allocation Trust’s risks.

The past performance of the Franklin Underlying Funds and the Founding Funds Strategy has been calculated net of fees and expenses as described in the notes for each. The total operating fees and expenses of the Franklin Underlying Funds and Founding Funds Strategy may be lower than the total operating expenses of the Growth Trust, Income Trust, Mutual Shares Trust or JHT Founding Allocation Trust, in which case the Franklin Underlying Funds and Founding Funds Allocation Strategy performance shown would have been lower had the total operating expense of the corresponding funds been used to compute the performance.

The Franklin Underlying Funds and Founding Funds Strategy performance is no guarantee of future results in managing the JHT Founding Allocation Trust or portion thereof. The information in this Appendix does not represent the performance of the JHT Founding Allocation Trust or any predecessor to it. Please note the following cautionary guidelines in reviewing this Appendix:

•	Performance figures are not the performance of the JHT Founding Allocation Trust or the Underlying Funds. The performance shown for Founding Funds Strategy and the Franklin Underlying Funds is not an indication of how the JHT Founding Allocation Trust or portion thereof would have performed in the past or will perform in the future. Each of the Global Trust, Income Trust and the Mutual Shares Trust’s performance in the future will be different from the Franklin Underlying Funds and the JHT Founding Allocation Trust’s performance will be different from the Founding Funds Strategy due to factors such as cash flows in and out of the Underlying Funds, different fees, expenses, performance calculation methods, and portfolio sizes and composition.
•	Although the JHT Founding Allocation Trust is modeled after the Founding Funds Strategy, the JHT Founding Allocation Trust may (1) change the percentage of the fund’s assets allocated to any Underlying Fund at any time in the future, and (2) the assets under management of each of the Underlying Funds will increase or decrease depending upon the performance and market-value of those Underlying Funds.
•	Currently, the JHT Founding Allocation Trust allocates its assets approximately equally to each of the Underlying Funds. You should consider the JHT Founding Allocation Trust’s discretion to change the asset allocation among the Underlying Funds, and to eventually invest in other funds, when reviewing the Underlying Funds’ and Founding Funds Strategy’s performance.

Performance information — a bar chart and a table — is presented on the following pages for Class A shares of the Franklin Underlying Funds that correspond to each of the Global Trust, Income Trust and the Mutual Shares Trust. The bar chart shows how each Franklin Underlying Fund’s total return has varied from year to year, while the tables show performance over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

Neither the JHT Founding Allocation Trust nor the Underlying Funds have front-end or deferred sales charges. The other expenses of the Series II shares of the JHT Founding Allocation Trust, including their Rule 12b-1 fees, may be higher than the expenses, including the Rule 12b-1 fees, of the Class A shares of the corresponding Franklin Underlying Fund. The performance shown in the bar charts and tables for the Class A shares of each Franklin Underlying Fund and Founding Funds Strategy would be lower if adjusted to reflect the higher expenses of the Series II shares of the JHT Founding Allocation Trust. The performance shown in the bar charts and tables would also be lower if the adviser to the Franklin Underlying Funds had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT Founding Allocation Trust serves as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. If such fees and expenses had been reflected, performance would be lower. As indicated above, past performance does not indicate future results. It is important to note that the performance results presented below do not represent the performance of the JHT Founding Allocation Trust and are no indication of how it would have performed in the past or will perform in the future.

FOUNDING FUNDS STRATEGY

The Founding Funds Strategy represents a composite of the performance of Templeton Growth Fund, Franklin Income Fund and Mutual Shares Fund. The Adviser anticipates using this model as the basis for managing the JHT Founding Allocation Trust. However, although the JHT Founding Allocation Trust will initially be allocated equally among the Underlying Funds, it will have the discretion to change its allocations and may in the future invest in other funds.

Founding Funds Strategy
Calendar Year Total Returns

-0.3%	14.3%	11.7%	2.4%	-7.3%	30.1%	14.3%	6.7%	19.6%	3.15%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Average Annual Total Returns
for Period Ending 12-31-07

	One	Five	Ten
	Year	Years	Years

Class A Shares	19.64%	11.95%	10.62%
S&P 500 Index	15.80%	6.19%	8.42%
LB Aggregate Bond	4.33%	5.06%	6.24%

Index (reflects no fees or taxes)
S&P 500 Index
Lehman Brothers Aggregate Bond Index

The bar chart shows how the Founding Funds Strategy (“Strategy”) total return has varied from year to year, while the tables show a hypothetical performance of the Strategy (along with a broad-based market index for reference). The hypothetical performance of the Strategy is adjusted to be shown net of the fees and expenses of the Franklin Underlying Funds. The total fees and expenses of the Franklin Underlying Funds may be lower that the total fees and expenses of the Underlying Funds. The Strategy does not reflect the advisory fee and certain other fees paid by the JHT Founding Allocation Trust. If such higher fees and expenses were reflected in the Strategy performance set forth above, performance would be lower. Actual fees may vary depending on, among other things, the applicable fee schedule and portfolio size. The hypothetical returns presented in the Strategy reflect hypothetical performance an investor would have obtained had it invested in the manner shown if the allocation was fixed throughout this period and does not represent returns that any investor actually attained. The information presented is based upon the hypothetical assumption that the Strategy invested in a one-third allocation in each of the Franklin Underlying Funds during the periods presented. Certain of the assumptions have been made for modeling purposes and are unlikely to be realized. No representation or warranty is made as to the reasonableness of the assumptions made or that all assumptions used in achieving the returns have been stated or fully considered. Changes in the assumptions may have a material impact on the hypothetical returns presented.

TEMPLETON GROWTH

Corresponding to: Global Trust

Templeton Growth Fund, Class A, total returns:

Best quarter:  Q2 ’03, 20.22%

Worst quarter:  Q3 ’02, -16.96%

Index (reflects no fees or taxes)

MSCI World Index

Net assets of Templeton Growth Fund as of December 31, 2007: $35.789 billion across all share classes; $27.120 billion in Class A shares

Templeton Growth Fund, Class A
Calendar Year Total Returns

-2.5%	30.4%	1.7%	0.5%	-9.5%	32.9%	17.0%	8.2%	21.8%	2.19%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Templeton Growth Fund, Class A
Average Annual Total Returns
for Period Ending 12-31-07

	One	Five	Ten
	Year	Years	Years

Class A	21.81%	13.14%	10.85%
MSCI World	20.65%	10.49%	8.08%
Class A of Templeton Growth Fund was first offered on 11/29/54.

Templeton Growth Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Templeton Growth Fund had not reimbursed certain expenses of the portfolio during the periods shown.

GLOBAL TRUST

Global Trust, a series of John Hancock Trust, which is currently managed by Templeton Global Advisors Limited, changed its investment policies effective April 30, 2007 to be substantially similar to Templeton Growth Fund. Because the Global Trust has only been managed pursuant to investment policies substantially similar to the Templeton Growth Fund since April 30, 2007, the prior performance of Global Trust may not be as relevant as the prior performance of Templeton Growth Fund to an investor in the future.

Series II, total returns:

Best quarter:  Q2 ’03, 17.79%

Worst quarter:  Q3 ’02, -16.01%

Index (reflects no fees or taxes)

MSCI World Index

Net assets of Global Trust as of December 31, 2007: $0.75 billion across all share classes; $0.065 billion in Series II shares

Global Trust, Series II
Calendar Year Total Returns

12.3%	3.7%	12.2%	-16.1%	-19.1%	27.2%	14.5%	10.5%	20.1%	1.1%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Global Trust, Series II
Average Annual Total Returns
for Period Ending 12-31-07

	One	Five	Ten
	Year	Years	Years

Series II	1.09%	14.35%	5.65%
MSCI World	9.57%	17.53%	7.45%

Series II of Global Trust was first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower. Global Trust was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Global Trust had not reimbursed certain expenses of the portfolio during the periods shown.

FRANKLIN INCOME FUND

Corresponding to: Income Trust

Franklin Income Fund, Class A, total returns:

Best quarter:  Q2 ’03, 14.24%

Worst quarter:  Q2 ’02, -5.98%

Note: Since Inception, Best quarter Q1, ’91, 16.67%; Worst quarter Q3, ’90, -8.58%

Index (reflects no fees or taxes)

S&P 500 Index, Lehman Brothers Aggregate Bond Index

Net assets of Franklin Income Fund as of December 31, 2007: $52.245 billion across all share classes; $29.629 billion in Class A shares.

Franklin Income Fund, Class A
Calendar Year Total Returns

1.0%	-0.7%	20.6%	0.7%	-1.1%	31.0%	12.2%	1.9%	19.1%	5.31%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Franklin Income Fund, Class A
Average Annual Total Returns
for Period Ending 12-31-07

	One	Five	Ten
	Year	Years	Years

Class A	19.12%	12.01%	9.62%
S&P 500 Index	15.80%	6.19%	8.42%
LB Aggregate Bond	4.33%	5.06%	6.24%
Class A of Franklin Income Fund was first offered on 8/31/48.

Franklin Income Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Franklin Income Fund had not reimbursed certain expenses of the portfolio during the periods shown.

MUTUAL SHARES FUND

Corresponding to: Mutual Shares Trust

Mutual Shares Fund, Class A, total returns:

Best quarter:  Q4 ’98, 13.24%

Worst quarter:  Q3 ’98, -17.03%

Index (reflects no fees or taxes)

S&P 500 Index

Net assets of Mutual Shares Fund as of December 31, 2007: $21.596 Billion across all share classes

Mutual Shares Fund,
Class A calendar year total returns

0.0%	14.6%	13.4%	5.9%	-11.2%	26.2%	13.5%	10.0%	18.0%	2.97%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007

Mutual Shares Fund, Class A
Average Annual Total Returns
for Period Ending 12-31-07

	One	Five	Ten
	Year	Years	Years

Class A Share	17.98%	10.54%	11.10%
S&P 500 Index	15.80%	6.19%	8.42%
Class A shares of the Franklin Mutual Shares Fund were first offered on 11/1/96.

Mutual Shares Fund was subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the Mutual Shares Fund had not reimbursed certain expenses of the portfolio during the periods shown.

FOR MORE INFORMATION

The following document is available that offers further information on JHT:

Annual/Semi-Annual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHT’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Trust
601 Congress Street
Boston, MA 02210

By phone: 1-800-344-1029

On the Internet: www.johnhancockannuities.com

Or You May View or Obtain These Documents and Other Information

About the Fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-04146